UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund:  BlackRock Allocation Target Shares
BATS: High Income Taxable Series

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2026

Date of reporting period: 03/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BATS: High Income Taxable Series

BATIX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BATS: High Income Taxable Series (the “Fund”) for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: High Income Taxable Series	$0	-%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$94,587,909
Number of Portfolio Holdings...
1,145
Portfolio Turnover Rate...
192%

What did the Fund invest in?

(as of March 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
35.1%
U.S. Government Sponsored Agency Securities...
20.1
Non-Agency Mortgage-Backed Securities...
18.3
Asset-Backed Securities...
13.8
Foreign Government Obligations...
8.0
Preferred Securities...
3.7
Foreign Agency Obligations...
1.0
Common Stocks...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
15.3%
AA/Aa...
21.8
A...
5.5
BBB/Baa...
9.7
BB/Ba...
19.9
B...
13.4
CCC/Caa...
1.6
CC/Ca...
0.1
C...
0.1
D...
0.0Footnote Reference(b)
N/R...
12.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BATS: High Income Taxable Series

BATIX

Semi-Annual Shareholder Report — March 31, 2026

BATIX-03/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
March 31, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Allocation Target Shares
BATS: High Income Taxable Series

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
March 31, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.8%
(a)(b)
AIMCO CLO 11 Ltd., Series 2020-11A,
Class A1R2, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.01%, 07/17/37 ............ USD 250 $ 250,033
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.07%, 12/17/29 . 105 104,725
Bain Capital Credit CLO Ltd., Series
2021-1A, Class AR, (3-mo. CME
Term SOFR at 0.94% Floor +
0.94%), 4.61%, 04/18/34 ....... 250 249,483
BlueMountain CLO Ltd.
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 4.86%, 10/25/30 ... 55 54,591
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 10/25/30 ... 100 99,982
CBAM Ltd., Series 2020-13A, Class A,
(3-mo. CME Term SOFR at 1.43%
Floor + 1.69%), 5.36%, 01/20/34 . 250 250,307
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class AR, (3-mo. CME
Term SOFR at 1.38% Floor +
1.38%), 5.05%, 10/15/37 ....... 250 250,147
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class AR, (3-mo.
CME Term SOFR at 0.98% Floor +
0.98%), 4.65%, 07/20/34 ....... 100 99,790
Madison Park Funding LI Ltd., Series
2021-51A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 4.90%, 10/19/38 ....... 250 249,837
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class A1R2,
(3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 4.80%, 02/13/39 . 250 249,824
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class DR,
(3-mo. CME Term SOFR at 2.65%
Floor + 2.65%), 6.32%, 01/20/37 . 250 245,615
OCP CLO Ltd.
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.01%, 11/26/37 ... 250 250,121
Series 2019-17A, Class AR2, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 07/20/37 ... 250 250,106
Series 2021-23A, Class D1R2, (3-
mo. CME Term SOFR at 2.35%
Floor + 2.35%), 6.02%, 01/17/39 250 241,882
Octagon Investment Partners 41 Ltd.,
Series 2019-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor +
1.09%), 4.76%, 10/15/33 ....... 250 249,633
OHA Credit Funding 5 Ltd., Series
2020-5A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor +
1.70%), 5.37%, 10/18/37 ....... 250 250,244
OHA Credit Partners XVI, Series 2021-
16A, Class D1R, (3-mo. CME Term
SOFR at 3.00% Floor + 3.00%),
6.67%, 10/18/37 ............ 250 247,146
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Loan Funding Ltd., Series 2015-
1A, Class A1R4, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.92%, 10/19/38 ............ USD 250 $ 249,915
Palmer Square Loan Funding Ltd.,
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor +
4.70%), 8.37%, 01/15/33 ....... 250 243,201
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.09%,
01/20/38 ................. 250 250,171
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 5.22%, 04/25/37 ....... 250 250,125
RR 20 Ltd., Series 2022-20A, Class
CR, (3-mo. CME Term SOFR at
2.60% Floor + 2.60%), 6.27%,
07/15/37 ................. 250 238,464
Sound Point CLO XXI Ltd., Series
2018-3A, Class A1AR, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 10/26/31 ....... 74 74,218
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 4.94%,
01/20/38 ................. 250 249,996
Trestles CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.24%,
07/25/37 ................. 250 250,136
Trestles CLO III Ltd., Series 2020-3A,
Class ER, (3-mo. CME Term SOFR
at 6.10% Floor + 6.10%), 9.77%,
10/20/37 ................. 250 243,889
Trestles CLO VIII Ltd., Series 2025-8A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.33%), 5.00%,
06/11/35 .................. 250 249,941
Trinitas CLO XVIII Ltd., Series 2021-
18A, Class A1R, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
4.89%, 01/20/35 ............ 250 249,782
Whitebox CLO II Ltd., Series 2020-2A,
Class A1R2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.05%, 10/24/37 ............ 250 250,155
6,393,459
Jersey, Channel Islands — 1.1%
(a)(b)
Benefit Street Partners CLO XXIX Ltd.,
Series 2022-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 4.85%, 01/25/38 ....... 250 249,439
Benefit Street Partners CLO XXXV Ltd.,
Series 2024-35A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor +
3.30%), 6.97%, 04/25/37 ....... 250 249,468
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.09%, 10/22/37 ............ 250 250,226

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
CarVal CLO X-C Ltd., Series 2024-2A,
Class A, (3-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 5.13%,
07/20/37 ................. USD 250 $ 250,014
999,147
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 28 37,703
United States — 5.2%
(a)
ACRES LLC, Series 2025-FL3, Class
A, (1-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.30%, 08/18/40
(b)
USD 200 200,056
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.89%, 07/15/32 ..... 100 101,496
CIT Mortgage Loan Trust, Series 2007-
1, Class 2M2, (1-mo. CME Term
SOFR at 2.63% Floor + 2.74%),
5.54%, 10/25/37
(b)
........... 100 98,056
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 4.89%, 07/25/51
(b)
.. 32 32,379
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... 101 93,731
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 73 72,811
Compass Datacenters Issuer III LLC
Series 2025-3A, Class A2, 5.29%,
07/25/50 ............... 39 38,617
Series 2026-1A, Class A21, 4.90%,
02/25/56 ............... 26 25,784
Consolidated Communications LLC,
Series 2025-4A, Class A2, 5.52%,
12/20/55 ................. 100 100,597
Eaton Vance CLO Ltd., Series 2019-1A,
Class AR2, (3-mo. CME Term SOFR
at 1.51% Floor + 1.51%), 5.18%,
07/15/37
(b)
................ 250 250,134
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 45 42,328
ELFI Graduate Loan Program LLC
Series 2023-A, Class A, 6.37%,
02/04/48 ............... 70 72,369
Series 2024-A, Class A, 5.56%,
08/25/49 ............... 67 67,538
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 120 120,459
FIGRE Trust, Series 2024-SL1, Class
A1, 5.75%, 07/25/53
(b)
........ 96 97,135
Foundation Finance Trust, Series 2024-
2A, Class B, 4.93%, 03/15/50 ... 79 79,109
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.06%, 08/19/42
(b)
........... 100 99,785
GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class DR, (3-mo. CME Term SOFR
at 3.10% Floor + 3.10%), 6.77%,
10/20/37
(b)
................ 250 248,741
GoodLeap Home Improvement
Solutions Trust, Series 2025-1A,
Class A, 5.38%, 02/20/49 ...... 35 35,588
Security
Par (000)
Par (000) Value
United States (continued)
Green Lakes Park CLO LLC, Series
2025-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor +
1.18%), 4.85%, 01/25/38
(b)
..... USD 250 $ 249,507
GreenSky Home Improvement Issuer
Trust, Series 2024-2, Class A2,
5.25%, 10/27/59 ............ 7 6,622
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 111,440
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%,
03/20/36 ............... 98 96,862
Series 2024-BA, Class C, 5.73%,
11/20/38 ............... 100 101,225
Series 2025-AA, Class C, 5.69%,
05/20/38 ............... 100 100,887
MF1 LLC, Series 2026-FL21, Class A,
(1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.03%, 02/18/41
(b)
100 99,628
Navient Private Education Refi Loan
Trust, Series 2021-A, Class A,
0.84%, 05/15/69 ............ 113 103,309
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55 86 85,840
Navient Student Loan Trust, Series
2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%),
5.37%, 03/15/72
(b)
........... 40 40,101
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... 27 25,688
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.89%), 4.57%, 04/20/62
(b)
.. 54 53,661
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.85%), 4.53%, 04/20/62
(b)
.. 56 55,287
Series 2025-BA, Class B, 4.98%,
05/17/55 ............... 100 99,012
Series 2025-BA, Class C, 5.38%,
05/17/55 ............... 100 98,375
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(d)
........... 86 85,807
OHS Issuer LLC, Series 2026-1, Class
A2, 5.98%, 02/25/61 ......... 110 107,756
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (SOFR
30 day Average at 0.00% Floor +
1.50%), 5.17%, 09/15/36
(b)
... 125 125,781
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 127,760
Point Broadband Funding LLC
Series 2025-1A, Class A2, 5.34%,
07/20/55 ............... 75 75,055
Series 2025-1A, Class B, 5.73%,
07/20/55 ............... 100 100,114
QTS Issuer ABS II LLC
Series 2026-2A, Class A2, 5.85%,
01/05/56 ............... 25 24,481
Series 2026-5A, Class A2, 6.18%,
03/05/56 ............... 41 40,798
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 97,255
Series 2024-1, Class A, 5.83%,
07/15/36 ............... 100 101,385

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37 .................. USD 100 $ 101,264
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50 ............ 28 27,379
Shentel Issuer LLC, Series 2025-1A,
Class A2, 5.64%, 12/20/55 ..... 30 30,227
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... 20 20,362
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.84%), 4.52%, 01/15/53
(b)
.. 66 65,771
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 66 61,470
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 38 35,088
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 64 62,943
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 67 63,237
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 56 57,931
Series 2023-A, Class A1B, (SOFR
30 day Average at 1.50% Floor +
1.50%), 5.17%, 01/15/53
(b)
... 66 66,295
Series 2023-B, Class A1B, (SOFR
30 day Average at 1.80% Floor +
1.80%), 5.47%, 10/16/56
(b)
... 76 77,720
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 101 103,194
SoFi Consumer Loan Program Trust,
Series 2026-B, Class A, 4.40%,
02/25/36 ................. 86 85,992
4,949,222
Total Asset-Backed Securities — 13.1%
(Cost: $ 12,378,304 ) .............................. 12,379,531
Shares
Shares
Common Stocks
United States — 0.0%
New Kleo Holdco
(e) (f)
............ 8,085 12,149
Total Common Stocks — 0.0%
(Cost: $ 9,584 ) ................................. 12,149
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd. , 8.00% ,
11/01/27
(a)
................ 100 101,277
Belgium — 0.2%
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(a)
...... 200 196,264
Security
Par (000)
Par (000) Value
Brazil — 0.2%
Samarco Mineracao SA , 9.00% , ( 9.00%
Cash or 9.00 % PIK), 06/30/31
(c) (g)
. USD 19 $ 18,943
Suzano Austria GmbH , 6.00% , 01/15/29 200 204,240
223,183
Canada — 0.6%
1011778 BC ULC , 4.00% , 10/15/30
(a)
100 93,993
Brookfield Residential Properties, Inc. ,
4.88% , 02/15/30
(a)
........... 100 91,813
Garda World Security Corp. , 6.00% ,
06/01/29
(a)
................ 100 95,182
Methanex Corp. , 5.13% , 10/15/27 ... 100 99,378
NOVA Chemicals Corp. , 4.25% ,
05/15/29
(a)
................ 100 97,278
Rogers Communications, Inc.
3.20% , 03/15/27 ............ 15 14,814
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13% , 04/15/55
(b)
... 100 102,329
594,787
Czech Republic — 0.3%
(c)
Allwyn Entertainment Financing UK plc ,
7.25% , 04/30/30 ............ EUR 90 107,537
EP Infrastructure A/S , 4.13% , 02/27/33 200 222,120
329,657
Denmark — 0.1%
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 6.78% ,
04/22/30
(b)
................ 100 107,496
Finland — 0.4%
(c)
Citycon Treasury BV , 1.63% , 03/12/28 100 107,263
Mehilainen Yhtiot Oy , 5.13% , 06/30/32 200 230,365
337,628
France — 2.6%
Atos SE , 9.36% , 12/18/29
(c) (d)
...... 114 148,789
Banque Federative du Credit Mutuel
SA , 1.25% , 06/03/30
(c)
........ 100 104,685
BNP Paribas SA , (3-mo. EURIBOR +
1.05%), 3.74% , 04/20/34
(b) (c)
.... 100 112,969
Elior Group SA , 5.63% , 03/15/30
(c)
.. 101 117,826
Forvia SE , 5.50% , 06/15/31
(c)
...... 100 114,440
Goldstory SAS , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.02% ,
02/01/30
(b) (c)
............... 100 112,336
IPD 3 BV , 5.50% , 06/15/31
(c)
...... 100 108,551
Lion/Polaris Lux 4 SA
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.64% , 07/01/29 .... 100 115,349
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.64% , 07/01/29 .... 100 115,348
Loxam SAS , 4.25% , 02/15/31
(c)
.... 100 112,162
Lune Holdings SARL , 5.63% , 11/15/28
(c)
100 2,470
Maya SAS
5.38% , 04/15/30
(c)
........... 100 116,940
6.88% , 04/15/31
(c)
........... 100 120,415
8.50% , 04/15/31
(a)
........... USD 200 209,263
New Immo Holding SA , 5.88% ,
04/17/28
(c)
................ EUR 100 115,799
Opal Bidco SAS , 5.50% , 03/31/32
(c)
. 100 112,815
Paprec Holding SA , 4.13% , 07/15/30
(c)
100 113,347
RCI Banque SA , (5-Year EURIBOR
ICE Swap Rate + 2.75%), 5.50% ,
10/09/34
(b) (c)
............... 100 117,154

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Worldline SA
(c)
4.13% , 09/12/28 ............ EUR 200 $ 210,056
5.25% , 11/27/29 ............ 100 99,782
5.50% , 06/10/30 ............ 100 98,930
2,479,426
Germany — 2.0%
(c)
Alstria Office AG , 5.50% , 03/20/31 .. 200 228,895
Deutsche Bank AG , (3-mo. EURIBOR +
1.05%), 3.00% , 06/16/29
(b)
..... 100 114,016
Dynamo Newco II GmbH , 6.25% ,
10/15/31 ................. 100 102,509
Gruenenthal GmbH
6.75% , 05/15/30 ............ 100 119,164
4.63% , 11/15/31 ............ 100 113,270
IHO Verwaltungs GmbH , 8.75% , ( 8.75%
Cash or 9.50 % PIK), 05/15/28
(b) (g)
. 100 118,296
Mahle GmbH , 6.50% , 05/02/31 .... 100 116,872
Nidda Healthcare Holding GmbH
7.00% , 02/21/30 ............ 100 117,542
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.23% , 10/15/32
(b)
... 109 124,985
Progroup AG , 5.38% , 04/15/31 ..... 141 159,526
Volkswagen International Finance NV ,
3.25% , 11/18/30 ............ 100 112,121
Vonovia SE , Series B , 0.88% ,
05/20/32
(h)
................ 100 109,474
ZF Europe Finance BV
7.00% , 06/12/30 ............ 200 235,810
5.50% , 02/17/32 ............ 100 109,047
1,881,527
Greece — 0.3%
(c)
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88% , 06/28/35
(b)
........... 100 120,882
Public Power Corp. SA , 4.25% ,
10/31/30 ................. 100 114,238
235,120
Ireland — 0.5%
Cedacri SpA , (3-mo. EURIBOR at
0.00% Floor + 5.50%), 7.48% ,
05/15/28
(b) (c)
............... 100 112,494
Flutter Treasury DAC , 4.00% ,
06/04/31
(c)
................ 100 111,564
GGAM Finance Ltd. , 6.88% , 04/15/29
(a)
USD 100 102,224
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88% , 03/15/32
(c)
. GBP 100 117,247
443,529
Israel — 0.2%
Teva Pharmaceutical Finance
Netherlands II BV , 7.88% , 09/15/31 EUR 100 134,079
Teva Pharmaceutical Finance
Netherlands III BV , 3.15% , 10/01/26 USD 40 39,613
173,692
Italy — 1.4%
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.38% ,
09/30/31
(b) (c)
............... EUR 100 115,628
Dolcetto Holdco SpA , 5.63% , 07/14/32
(c)
107 122,846
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31% ,
01/15/32
(b) (c)
............... 100 113,686
Security
Par (000)
Par (000) Value
Italy (continued)
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.13% ,
01/15/30
(b) (c)
............... EUR 100 $ 109,275
Gruppo San Donato SpA , 6.50% ,
10/31/31
(c)
................ 100 112,118
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.90% , 12/15/29
(b) (c)
100 115,768
Itelyum Regeneration SpA , 5.75% ,
04/15/30
(c)
................ 100 114,012
Lottomatica Group SpA , 5.38% ,
06/01/30
(c)
................ 100 117,715
Multiversity SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.28% ,
05/17/31
(b) (c)
............... 100 115,100
Rossini SARL , (3-mo. EURIBOR at
0.00% Floor + 3.88%), 6.00% ,
12/31/29
(b) (c)
............... 42 49,170
Telecom Italia Capital SA , 7.72% ,
06/04/38 ................. USD 5 5,569
UniCredit SpA , 3.73% , 06/10/35
(c)
... EUR 117 132,344
Unipol Assicurazioni SpA , 4.90% ,
05/23/34
(c)
................ 100 118,189
1,341,420
Japan — 0.4%
(c)
Nissan Motor Co. Ltd.
5.25% , 07/17/29 ............ 100 114,416
6.38% , 07/17/33 ............ 100 115,000
SoftBank Group Corp. , 5.25% , 10/10/29 100 113,693
343,109
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd. ,
10.38% , 03/31/29
(c)
.......... GBP 100 101,573
Jordan — 0.2%
Hikma Finance USA LLC , 5.13% ,
07/08/30
(c)
................ USD 200 198,938
Luxembourg — 1.5%
ADLER Financing SARL , 8.25% ,
( 8.25 % Cash or 8.25 % PIK),
12/31/28
(g)
................ EUR 183 216,360
Essendi SA , 6.38% , 10/15/29
(c)
..... 100 116,173
Garfunkelux Holdco 3 SA , 9.00% ,
09/01/28
(c)
................ 48 55,756
INEOS Finance plc , 6.38% , 04/15/29
(c)
100 108,819
ION Platform Finance SARL
(c)
6.50% , 09/30/30 ............ 100 95,794
6.88% , 09/30/32 ............ 101 93,126
Kleopatra Finco SARL , (1M EURIBOR
+ 2.00%), 6.00% , 01/30/31
(b)
.... 81 82,542
Luna 2.5 SARL , 5.50% , 07/01/32
(c)
.. 100 113,690
Maxam Prill SARL , 6.00% , 07/15/30
(c)
200 228,455
Summer BC Holdco B SARL , (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.23% , 02/15/30
(b) (c)
.......... 100 100,433
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(g)
.............. 102 115,061
5.63% , 06/08/30 ............ 100 108,030
1,434,239
Netherlands — 1.6%
Boels Topholding BV , 5.75% , 05/15/30
(c)
100 116,131
IMCD NV
(c)
2.13% , 03/31/27 ............ 154 176,309
3.63% , 04/30/30 ............ 100 114,129

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Q-Park Holding I BV , 5.13% , 02/15/30
(c)
EUR 100 $ 116,107
Sunrise FinCo. I BV , 4.88% , 07/15/31
(a)
USD 200 190,408
Trivium Packaging Finance BV , 12.25% ,
01/15/31
(a)
................ 200 216,542
VZ Secured Financing BV
5.00% , 01/15/32
(a)
........... 200 171,439
5.25% , 01/15/33
(c)
........... EUR 251 267,463
VZ Vendor Financing II BV , 2.88% ,
01/15/29
(c)
................ 100 105,329
1,473,857
South Korea — 0.2%
Hyundai Card Co. Ltd. , 5.75% ,
04/24/29
(c)
................ USD 200 206,124
Spain — 0.5%
(c)
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.52% , 05/01/30
(b)
..... EUR 100 115,250
Cellnex Finance Co. SA , 3.88% ,
01/19/36 ................. 100 110,801
Cirsa Finance International SARL ,
(3-mo. EURIBOR + 3.00%), 5.15% ,
10/15/32
(b)
................ 100 115,046
Kaixo Bondco Telecom SA , 5.13% ,
09/30/29 ................. 100 115,875
456,972
Switzerland — 0.2%
(c)
Dufry One BV , 4.50% , 05/23/32 .... 100 114,203
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27 ............ CHF 50 62,761
176,964
United Kingdom — 4.0%
Albion Financing 1 SARL , 5.38% ,
05/21/30
(c)
................ EUR 100 115,840
BCP V Modular Services Finance II
plc
(c)
6.13% , 11/30/28 ............ GBP 200 247,480
6.50% , 07/10/31 ............ EUR 100 98,208
Bellis Acquisition Co. plc , 8.13% ,
05/14/30
(c)
................ GBP 116 141,588
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 ............ EUR 100 111,815
7.38% , 06/15/31 ............ GBP 100 129,249
Boots Group Finco LP , 7.38% ,
08/31/32
(c)
................ 100 131,450
Bracken MidCo1 plc , 6.75% , ( 6.75%
Cash or 7.50 % PIK), 11/01/27
(c) (g)
. 100 130,642
California Buyer Ltd. , 5.63% , 02/15/32
(c)
EUR 100 111,727
CD&R Firefly Bidco plc , 8.63% ,
04/30/29
(c)
................ GBP 200 269,119
ContourGlobal Power Holdings SA
(c)
5.00% , 02/28/30 ............ EUR 100 115,579
4.38% , 07/31/31 ............ 100 109,457
Deuce Finco plc , 7.00% , 11/20/31
(c)
.. GBP 100 130,338
Edge Finco plc , 8.13% , 08/15/31
(c)
.. 100 136,535
Froneri Lux FinCo SARL , 4.75% ,
08/01/32
(c)
................ EUR 100 109,184
Heathrow Finance plc , 4.13% ,
09/01/29
(c) (d)
............... GBP 100 123,437
Motability Operations Group plc , 3.88% ,
01/24/34
(c)
................ EUR 110 124,925
Ocado Group plc , 10.50% , 08/08/29
(c)
GBP 100 130,265
OEG Finance plc , 7.25% , 09/27/29
(c)
. EUR 200 238,102
Pinnacle Bidco plc , 10.00% , 10/11/28
(c)
GBP 100 137,261
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Stonegate Pub Co. Financing plc ,
10.75% , 07/31/29
(c)
.......... GBP 100 $ 131,050
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(c)
........... 100 110,928
4.75% , 07/15/31
(a)
........... USD 200 172,073
5.63% , 04/15/32
(c)
........... EUR 100 105,884
WPP Finance 2013
(c)
3.63% , 06/09/31 ............ 100 110,273
3.63% , 06/09/31 ............ 100 110,272
Zegona Finance plc , 6.75% , 07/15/29
(c)
180 215,922
3,798,603
United States — 15.4%
Acrisure LLC , 6.75% , 07/01/32
(a)
.... USD 100 96,362
Advance Auto Parts, Inc. , 7.38% ,
08/01/33
(a)
................ 100 101,280
Albertsons Cos., Inc. , 6.50% ,
02/15/28
(a)
................ 100 101,252
Alliant Holdings Intermediate LLC ,
7.00% , 01/15/31
(a)
........... 100 100,851
Allied Universal Holdco LLC
4.88% , 06/01/28
(c)
........... GBP 100 128,089
7.88% , 02/15/31
(a)
........... USD 100 103,121
Alphabet, Inc. , 3.88% , 05/06/45 .... EUR 100 107,431
American Airlines, Inc. , 5.75% ,
04/20/29
(a)
................ USD 100 99,453
American Axle & Manufacturing, Inc. ,
6.88% , 07/01/28 ............ 62 61,922
American Tower Corp. , 3.65% , 03/15/27 20 19,855
Antero Midstream Partners LP , 5.38% ,
06/15/29
(a)
................ 100 99,679
Ardagh Group SA
(c)
9.50% , 12/01/30 ............ 76 79,881
12.00% , ( 12.00 % Cash or 7.50%
PIK), 12/01/30
(g)
.......... EUR 100 91,987
Asbury Automotive Group, Inc. , 5.00% ,
02/15/32
(a)
................ USD 100 94,701
Avantor Funding, Inc. , 4.63% ,
07/15/28
(a)
................ 100 97,601
Avis Budget Car Rental LLC , 8.00% ,
02/15/31
(a)
................ 100 98,841
Bank of America Corp. , (3-mo. CME
Term SOFR + 1.44%), 3.19% ,
07/23/30
(b)
................ 55 52,748
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(a)
................ 100 103,250
Beach Acquisition Bidco LLC , 5.25% ,
07/15/32
(c)
................ EUR 100 110,857
Beignet Investor LLC , 6.58% ,
05/30/49
(a)
................ USD 270 277,602
Boeing Co. (The) , 2.80% , 03/01/27 .. 20 19,689
Builders FirstSource, Inc. , 6.38% ,
06/15/32
(a)
................ 100 99,855
Caesars Entertainment, Inc. , 6.50% ,
02/15/32
(a)
................ 100 98,836
Capital One Financial Corp. , 3.75% ,
03/09/27 ................. 60 59,647
Carnival Corp. , 5.75% , 08/01/32
(a)
... 61 60,980
CCO Holdings LLC
(a)
5.13% , 05/01/27 ............ 32 31,964
5.00% , 02/01/28 ............ 100 99,179
4.75% , 03/01/30 ............ 100 94,888
4.25% , 01/15/34 ............ 100 85,549
Celanese US Holdings LLC , 6.75% ,
04/15/33 ................. 100 102,596
Chemours Co. (The) , 8.00% , 01/15/33
(a)
100 100,546

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Churchill Downs, Inc. , 6.75% ,
05/01/31
(a)
................ USD 100 $ 101,880
Cipher Compute LLC , 7.13% ,
11/15/30
(a)
................ 4 4,144
Citigroup, Inc.
(b)
(1-day SOFR + 1.36%), 5.17% ,
02/13/30 ............... 55 55,848
6.35% , 09/09/30 ............ 260 254,728
5.92% , 12/11/30 ............ 132 125,759
(3-mo. EURIBOR + 1.03%), 3.49% ,
10/22/34 ............... EUR 119 132,045
Clarios Global LP , 6.75% , 05/15/28
(a)
. USD 100 100,973
Clear Channel Outdoor Holdings, Inc. ,
7.13% , 02/15/31
(a)
........... 21 22,002
Cleveland-Cliffs, Inc. , 7.00% , 03/15/32
(a)
100 96,755
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ............ 78 76,095
9.00% , 09/30/29 ............ 100 96,467
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(a)
........... 100 93,307
Cogent Communications Group LLC ,
6.50% , 07/01/32
(a)
........... 100 87,179
Columbus McKinnon Corp. , 7.13% ,
02/01/33
(a)
................ 4 3,998
Community Health Systems, Inc.
(a)
10.88% , 01/15/32 ........... 80 85,829
9.75% , 01/15/34 ............ 100 103,787
Comstock Resources, Inc. , 6.75% ,
03/01/29
(a)
................ 100 98,703
CoreWeave, Inc. , 9.00% , 02/01/31
(a)
. 100 95,152
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(a)
................ 100 99,975
CVR Energy, Inc. , 7.50% , 02/15/31
(a)
. 20 20,149
Darling Global Finance BV , 4.50% ,
07/15/32
(c)
................ EUR 100 115,014
Darling Ingredients, Inc. , 6.00% ,
06/15/30
(a)
................ USD 100 100,699
DaVita, Inc. , 3.75% , 02/15/31
(a)
.... 100 91,695
Delek Logistics Partners LP , 7.38% ,
06/30/33
(a)
................ 7 7,058
DirecTV Financing LLC
(a)
8.88% , 02/01/30 ............ 100 99,534
8.88% , 02/01/30 ............ 19 18,958
Discovery Communications LLC ,
5.00% , 09/20/37 ............ 100 72,298
EchoStar Corp. , 10.75% , 11/30/29 .. 100 108,025
EMRLD Borrower LP
6.38% , 12/15/30
(c)
........... EUR 100 117,651
6.63% , 12/15/30
(a)
........... USD 100 101,706
Ford Motor Credit Co. LLC , 3.31% ,
05/17/29 ................. EUR 120 135,138
Freedom Mortgage Holdings LLC ,
9.25% , 02/01/29
(a)
........... USD 100 101,359
Gen Digital, Inc. , 6.75% , 09/30/27
(a)
. 100 100,101
GFL Environmental, Inc. , 4.38% ,
08/15/29
(a)
................ 100 97,292
Global Partners LP , 8.25% , 01/15/32
(a)
100 103,345
Goldman Sachs Bank USA , 6.60% ,
09/12/30
(b) (f)
................ 260 248,716
Goldman Sachs Group, Inc. (The)
(b)
(1-day SOFR + 1.21%), 5.05% ,
07/23/30 ............... 56 56,674
(1-day SOFR + 1.14%), 4.69% ,
10/23/30 ............... 20 20,016
(3-mo. EURIBOR + 0.95%), 3.51% ,
08/17/33
(c)
.............. EUR 60 67,397
Security
Par (000)
Par (000) Value
United States (continued)
Gray Media, Inc. , 9.63% , 07/15/32
(a)
. USD 100 $ 99,994
GS Finance Corp.
(b)
5.95% , 01/15/31 ............ 230 220,740
6.11% , 02/17/31 ............ 141 136,953
7.35% , 02/17/31 ............ 294 286,135
HCA, Inc.
3.13% , 03/15/27 ............ 50 49,358
4.13% , 06/15/29 ............ 20 19,723
Herc Holdings, Inc. , 6.00% , 03/15/34
(a)
100 96,675
Hilcorp Energy I LP , 8.38% , 11/01/33
(a)
100 104,333
Hilton Domestic Operating Co., Inc. ,
3.63% , 02/15/32
(a)
........... 100 90,867
ION Platform Finance US, Inc. , 8.75% ,
05/01/29
(a)
................ 100 92,995
Iron Mountain, Inc.
7.00% , 02/15/29
(a)
........... 100 101,921
4.75% , 01/15/34
(c)
........... EUR 100 107,554
Jane Street Group , 4.50% , 11/15/29
(a)
USD 100 96,921
JetBlue Airways Corp. , 9.88% ,
09/20/31
(a)
................ 100 94,506
JPMorgan Chase & Co. , (3-mo. CME
Term SOFR + 1.51%), 2.74% ,
10/15/30
(b)
................ 35 32,963
Kronos International, Inc. , 9.50% ,
03/15/29
(c)
................ EUR 100 99,298
Lamar Media Corp. , 4.88% , 01/15/29 USD 100 98,809
LCM Investments Holdings II LLC ,
4.88% , 05/01/29
(a)
........... 100 97,311
Level 3 Financing, Inc.
(a)
6.88% , 06/30/33 ............ 35 35,641
7.00% , 03/31/34 ............ 33 33,779
LYB International Finance II BV , 3.50% ,
03/02/27 ................. 10 9,902
Magnera Corp. , 7.25% , 11/15/31
(a)
.. 100 92,560
Match Group Holdings II LLC , 5.00% ,
12/15/27
(a)
................ 100 99,582
Mauser Packaging Solutions Holding
Co. , 9.25% , 04/15/30
(a)
........ 100 92,917
Medline Borrower LP , 3.88% ,
04/01/29
(a)
................ 100 96,736
MGM Resorts International , 6.13% ,
09/15/29 ................. 100 100,592
Millrose Properties, Inc. , 6.38% ,
08/01/30
(a)
................ 100 99,969
MKS, Inc. , 4.25% , 02/15/34
(c)
...... EUR 100 110,431
Mohegan Tribal Gaming Authority ,
11.88% , 04/15/31
(a)
.......... USD 100 104,177
Molina Healthcare, Inc. , 3.88% ,
05/15/32
(a)
................ 100 86,862
Morgan Stanley
(b)
(3-mo. CME Term SOFR + 1.40%),
3.77% , 01/24/29 .......... 20 19,732
(1-day SOFR + 1.73%), 5.12% ,
02/01/29 ............... 20 20,219
(1-day SOFR + 0.80%), 4.24% ,
01/09/30 ............... 58 57,415
(1-day SOFR + 1.10%), 4.65% ,
10/18/30 ............... 20 19,992
(3-mo. EURIBOR + 1.12%), 3.75% ,
11/07/36 ............... EUR 120 133,370
MPT Operating Partnership LP
0.99% , 10/15/26 ............ 100 110,628
7.00% , 02/15/32
(c)
........... 106 120,574
NCL Corp. Ltd. , 5.88% , 01/15/31
(a)
.. USD 100 97,157
Neptune Bidco US, Inc. , 10.38% ,
05/15/31
(a)
................ 91 91,820

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Nissan Motor Acceptance Co. LLC
(a)
1.85% , 09/16/26 ............ USD 100 $ 98,285
5.63% , 09/29/28 ............ 43 42,198
Noble Finance II LLC , 8.00% ,
04/15/30
(a)
................ 100 102,959
Northern Oil & Gas, Inc. , 7.88% ,
10/15/33
(a)
................ 5 5,173
Novelis Corp. , 3.88% , 08/15/31
(a)
... 100 89,065
NRG Energy, Inc. , 5.25% , 06/15/29
(a)
100 99,006
Oak-Eagle AcquireCo, Inc. , 7.25% ,
07/01/33
(a)
................ 26 26,938
Olympus Water US Holding Corp. ,
6.13% , 02/15/33
(c)
........... EUR 100 111,101
Panther Escrow Issuer LLC , 7.13% ,
06/01/31
(a)
................ USD 100 100,336
Paramount Global , (3-mo. SOFR +
4.16%), 6.25% , 02/28/57
(b)
..... 100 67,000
Park Intermediate Holdings LLC ,
4.88% , 05/15/29
(a)
........... 100 95,990
PennyMac Financial Services, Inc. ,
7.88% , 12/15/29
(a)
........... 100 102,297
Performance Food Group, Inc. , 4.25% ,
08/01/29
(a)
................ 100 96,056
Permian Resources Operating LLC ,
6.25% , 02/01/33
(a)
........... 100 101,864
Post Holdings, Inc. , 4.63% , 04/15/30
(a)
100 96,000
PRA Group Europe Holding II SARL ,
6.25% , 09/30/32
(c)
........... EUR 100 109,320
Prime Security Services Borrower LLC ,
5.75% , 04/15/26
(a)
........... USD 6 6,007
Quikrete Holdings, Inc. , 6.75% ,
03/01/33
(a)
................ 100 101,564
Rocket Cos., Inc.
(a)
6.13% , 08/01/30 ............ 25 25,231
6.38% , 08/01/33 ............ 25 25,268
Rocket Mortgage LLC , 3.63% ,
03/01/29
(a)
................ 100 94,699
SCIL IV LLC , 9.50% , 07/15/28
(c)
.... EUR 100 119,097
Seagate Data Storage Technology Pte.
Ltd. , 9.63% , 12/01/32
(a)
........ USD 100 111,141
Sealed Air Corp. , 6.13% , 02/01/28
(a)
. 100 101,253
Service Corp. International , 5.75% ,
10/15/32 ................. 100 99,808
Service Properties Trust , 4.38% ,
02/15/30 ................. 100 88,802
Shift4 Payments LLC , 5.50% ,
05/15/33
(c)
................ EUR 100 108,968
Sirius XM Radio LLC , 4.13% ,
07/01/30
(a)
................ USD 100 93,633
Six Flags Entertainment Corp.
(a)
7.25% , 05/15/31 ............ 100 96,282
8.63% , 01/15/32 ............ 4 4,006
Standard Building Solutions, Inc. ,
6.50% , 08/15/32
(a)
........... 100 100,052
Starwood Property Trust, Inc. , 7.25% ,
04/01/29
(a)
................ 100 102,963
Sunoco LP
4.50% , 04/30/30 ............ 100 96,404
4.63% , 05/01/30
(a)
........... 100 96,237
SV RNO Property Owner 1 LLC , 5.88% ,
03/01/31
(a)
................ 44 43,494
Tallgrass Energy Partners LP , 7.38% ,
02/15/29
(a)
................ 100 102,874
Tenet Healthcare Corp.
4.38% , 01/15/30 ............ 100 96,858
6.75% , 05/15/31 ............ 100 102,213
Security
Par (000)
Par (000) Value
United States (continued)
Tenneco, Inc. , 8.00% , 11/17/28
(a)
... USD 100 $ 99,644
TransDigm, Inc.
(a)
6.75% , 08/15/28 ............ 100 101,214
6.00% , 01/15/33 ............ 100 99,944
United Rentals North America, Inc. ,
3.88% , 02/15/31 ............ 100 94,007
Univision Communications, Inc.
(a)
8.00% , 08/15/28 ............ 100 101,499
9.38% , 08/01/32 ............ 5 5,153
USA Compression Partners LP , 6.25% ,
10/01/33
(a)
................ 7 6,978
UWM Holdings LLC , 6.25% , 03/15/31
(a)
20 18,214
Venture Global Calcasieu Pass LLC ,
3.88% , 11/01/33
(a)
........... 100 88,610
Venture Global LNG, Inc. , 8.38% ,
06/01/31
(a)
................ 131 136,237
Venture Global Plaquemines LNG
LLC
(a)
6.50% , 01/15/34 ............ 115 119,881
6.75% , 01/15/36 ............ 15 15,887
Versant Media Group, Inc. , 7.25% ,
01/30/31
(a)
................ 8 8,187
Vistra Operations Co. LLC
(a)
4.30% , 10/15/28 ............ 15 14,820
4.38% , 05/01/29 ............ 35 34,173
VoltaGrid LLC , 7.38% , 11/01/30
(a)
... 39 40,280
Wells Fargo & Co.
(b)
(3-mo. CME Term SOFR + 1.43%),
2.88% , 10/30/30 .......... 56 52,835
(3-mo. EURIBOR + 1.22%), 3.90% ,
07/22/32
(c)
.............. EUR 140 162,655
Whirlpool Corp.
6.13% , 06/15/30 ............ USD 6 5,858
6.50% , 06/15/33 ............ 7 6,632
Windstream Services LLC , 7.50% ,
10/15/33
(a)
................ 107 111,243
XPLR Infrastructure Operating Partners
LP , 7.25% , 01/15/29
(a)
......... 100 102,917
14,546,364
Uzbekistan — 0.2%
Navoi Mining & Metallurgical Combinat ,
6.70% , 10/17/28
(c)
........... 200 203,440
Total Corporate Bonds — 33.2%
(Cost: $ 31,841,240 ) .............................. 31,385,189
Foreign Agency Obligations
Chile — 0.2%
Corp. Nacional del Cobre de Chile ,
3.15% , 01/14/30
(c)
........... 200 187,524
France — 0.2%
Electricite de France SA , (5-Year EUR
Swap Annual + 3.97%), 3.38%
(b) (c) (i)
EUR 200 217,390
Hungary — 0.2%
MVM Energetika Zrt. , 7.50% , 06/09/28
(c)
USD 200 207,616
Mexico — 0.1%
Petroleos Mexicanos
8.75% , 06/02/29 ............ 52 54,984
6.84% , 01/23/30 ............ 24 24,081
6.95% , 01/28/60 ............ 16 12,578
91,643

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.2%
Corp. Financiera de Desarrollo SA ,
2.40% , 09/28/27
(c)
........... USD 200 $ 193,513
Total Foreign Agency Obligations — 0.9%
(Cost: $ 886,471 ) ................................ 897,686
Foreign Government Obligations
Angola — 0.2%
Republic of Angola , 8.25% , 05/09/28
(c)
200 201,600
Argentina — 0.0%
Argentine Republic (The) , 0.00% ,
12/15/27
(j)
................. ARS 6,028 10,144
Brazil — 0.7%
Federative Republic of Brazil , 10.00% ,
01/01/27 ................. BRL 3 645,598
Colombia — 0.5%
Republic of Colombia
5.75% , 11/03/27 ............ COP 552,400 133,442
7.75% , 09/18/30 ............ 557,000 121,391
7.00% , 06/30/32 ............ 42,000 8,346
8.00% , 04/20/33 ............ USD 200 211,150
7.25% , 10/26/50 ............ COP 66,400 10,506
Titulos de Tesoreria , 12.50% , 02/27/30 83,400 21,560
506,395
Czech Republic — 0.1%
Czech Republic
4.50% , 11/11/32 ............ CZK 1,450 67,564
4.00% , 04/04/44 ............ 480 19,394
86,958
Egypt — 0.3%
Arab Republic of Egypt
(c)
5.63% , 04/16/30 ............ EUR 100 107,962
7.90% , 02/21/48 ............ USD 200 161,887
269,849
Gabon — 0.2%
Gabon Government Bond , 9.50% ,
02/18/29
(c)
................ 200 187,122
Ghana — 0.1%
Republic of Ghana
(c)
0.00% , 07/03/26
(j)
........... 1 502
5.00% , 07/03/29
(d)
........... 124 117,500
0.00% , 01/03/30
(j)
........... 2 1,934
5.00% , 07/03/35
(d)
........... 15 12,557
132,493
Hungary — 0.2%
Hungary Government Bond
5.00% , 02/22/27
(c)
........... EUR 76 89,119
7.00% , 10/24/35 ............ HUF 16,070 47,686
136,805
Indonesia — 0.2%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 1,508,000 89,777
6.50% , 07/15/30 ............ 829,000 48,618
138,395
Italy — 0.4%
Buoni Poliennali del Tesoro , 3.65% ,
08/01/35
(a) (c)
............... EUR 314 357,933
Security
Par (000)
Par (000) Value
Lebanon — 0.1%
Lebanese Republic
(c)(e)(k)
6.10% , 10/04/24 ............ USD 39 $ 9,185
6.00% , 01/27/25 ............ 29 6,829
6.20% , 02/26/25 ............ 82 19,311
6.65% , 04/22/25 ............ 27 6,359
6.60% , 11/27/26 ............ 137 32,263
6.85% , 03/23/27 ............ 39 9,184
7.00% , 03/23/32 ............ 41 9,738
92,869
Mexico — 0.8%
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ............ MXN 36 198,317
8.50% , 03/01/29 ............ 39 216,635
8.50% , 05/31/29 ............ —
(l)
2,194
7.75% , 11/13/42 ............ 22 101,074
United Mexican States , 5.40% ,
02/09/28 ................. USD 200 202,400
720,620
Nigeria — 0.2%
Federal Republic of Nigeria , 6.13% ,
09/28/28
(c)
................ 200 198,400
Pakistan — 0.2%
Islamic Republic of Pakistan , 6.88% ,
12/05/27
(c)
................ 200 197,100
Paraguay — 0.0%
Republic of Paraguay , 8.50% ,
04/04/38
(a)
................ PYG 180,000 27,338
Peru — 0.0%
Republic of Peru
7.60% , 08/12/39
(a)
........... PEN 50 14,874
7.60% , 08/12/39
(c)
........... 46 13,685
28,559
Philippines — 0.3%
Republic of Philippines
6.38% , 07/27/30 ............ PHP 4,230 69,054
6.00% , 08/20/30 ............ 7,170 115,255
6.38% , 04/28/35 ............ 4,520 71,917
256,226
Poland — 0.3%
Republic of Poland
5.75% , 04/25/29 ............ PLN 387 106,774
4.75% , 07/25/29 ............ 225 60,058
5.00% , 10/25/34 ............ 246 63,056
5.00% , 10/25/35 ............ 345 87,023
316,911
Republic of Turkiye — 0.3%
Republic of Turkiye (The)
30.00% , 09/12/29 ........... TRY 470 9,106
9.38% , 01/19/33 ............ USD 200 222,040
27.70% , 09/27/34 ........... TRY 751 14,972
246,118
Romania — 0.4%
Romania Government Bond
5.25% , 11/25/27
(c)
........... USD 38 37,971
6.63% , 02/17/28
(c)
........... 6 6,124
5.88% , 01/30/29
(c)
........... 186 186,963
5.25% , 03/10/30
(c)
........... EUR 35 41,041
5.75% , 09/16/30
(a)
........... USD 24 23,898
3.63% , 03/27/32
(c)
........... 22 19,282

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania (continued)
2.75% , 04/14/41
(c)
........... EUR 25 $ 18,082
333,361
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia , 4.75% ,
01/18/28
(c)
................ USD 200 200,075
South Africa — 0.7%
Republic of South Africa
3.75% , 07/24/26 ............ EUR 100 115,461
8.00% , 01/31/30 ............ ZAR 4,180 244,326
7.00% , 02/28/31 ............ 4,134 228,940
8.50% , 01/31/37 ............ 1,899 104,840
693,567
Spain — 0.5%
Bonos y Obligaciones del Estado
2.70% , 01/31/30 ............ EUR 206 236,535
2.60% , 05/31/31 ............ 79 89,562
3.45% , 10/31/34
(a) (c)
.......... 97 112,762
438,859
Sri Lanka — 0.0%
Sri Lanka Government Bond
4.00% , 04/15/28
(a)
........... USD 2 2,135
4.00% , 04/15/28
(c)
........... 5 5,142
3.10% , 01/15/30
(c) (d)
.......... 2 1,395
3.10% , 01/15/30
(a) (d)
.......... 2 2,139
3.35% , 03/15/33
(a) (d)
.......... 5 3,813
3.60% , 06/15/35
(a) (d)
.......... 3 2,307
3.60% , 06/15/35
(c) (d)
.......... 3 1,937
3.60% , 05/15/36
(a) (d)
.......... 2 1,935
3.60% , 02/15/38
(a) (d)
.......... 4 3,870
24,673
Tunisia — 0.1%
Tunisian Republic , 6.38% , 07/15/26
(c)
EUR 100 114,883
Ukraine — 0.2%
Ukraine Government Bond
(c)(d)
4.50% , 02/01/29 ............ USD 21 14,384
0.00% , 02/01/30 ............ 2 1,383
4.00% , 02/01/32 ............ 74 53,380
0.00% , 02/01/34 ............ 22 9,222
4.50% , 02/01/34 ............ 38 20,081
0.00% , 02/01/35 ............ 99 45,190
4.50% , 02/01/35 ............ 55 28,405
0.00% , 02/01/36 ............ 71 32,235
4.50% , 02/01/36 ............ 2 832
205,112
United Arab Emirates — 0.2%
United Arab Emirates Government
Bond , 4.88% , 04/30/29
(c)
....... 200 202,200
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38% , 03/07/30
(c)
GBP 121 159,866
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75% , 07/20/33 ............ UYU 505 13,751
8.00% , 10/29/35 ............ 765 19,059
32,810
Total Foreign Government Obligations — 7.6%
(Cost: $ 7,326,885 ) .............................. 7,162,839
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8 .8%
United States — 8.8%
(a)
A&D Mortgage Trust
Series 2024-NQM4, Class A1,
5.46%, 08/25/69 .......... USD 72 $ 72,036
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... 77 77,728
Angel Oak Mortgage Trust
Series 2021-2, Class A1, 0.98%,
04/25/66
(b)
.............. 87 75,759
Series 2021-3, Class A1, 1.07%,
05/25/66
(b)
.............. 34 29,275
Series 2021-3, Class A2, 1.31%,
05/25/66
(b)
.............. 34 29,503
Series 2021-5, Class A1, 0.95%,
07/25/66
(b)
.............. 76 65,795
Series 2021-5, Class A2, 1.21%,
07/25/66
(b)
.............. 38 32,979
Series 2023-6, Class A2, 6.50%,
12/25/67
(d)
.............. 58 58,249
Series 2024-3, Class A1, 4.80%,
11/26/68
(d)
.............. 74 73,303
Series 2024-12, Class A1, 5.65%,
10/25/69
(d)
.............. 71 71,608
Series 2025-1, Class A1, 5.69%,
01/25/70
(d)
.............. 110 110,609
Series 2025-2, Class A1, 5.64%,
02/25/70
(d)
.............. 43 42,934
Series 2025-8, Class A1, 5.41%,
07/25/70
(d)
.............. 44 44,583
Arroyo Mortgage Trust, Series 2019-1,
Class A1, 3.80%, 01/25/49
(b)
.... 9 8,690
Barclays Mortgage Loan Trust
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(d)
......... 51 50,893
Series 2025-NQM3, Class A1,
5.64%, 05/25/65
(b)
......... 86 86,648
BINOM Securitization Trust, Series
2021-INV1, Class A1, 2.03%,
06/25/56
(b)
................ 43 39,556
BRAVO Residential Funding Trust
(d)
Series 2024-NQM3, Class A1,
6.19%, 03/25/64 .......... 83 83,216
Series 2024-NQM7, Class A1,
5.55%, 10/27/64 .......... 98 98,062
Series 2025-NQM2, Class A1,
5.68%, 11/25/64 .......... 118 118,205
Series 2025-NQM4, Class A1,
5.61%, 02/25/65 .......... 75 75,080
Chase Home Lending Mortgage Trust,
Series 2024-3, Class A4, 6.00%,
02/25/55
(b)
................ 56 56,139
CIM Trust
(b)
Series 2021-R6, Class A1, 1.42%,
07/25/61 ............... 36 33,171
Series 2025-I1, Class M1, 6.44%,
10/25/69 ............... 100 100,556
COLT Mortgage Loan Trust
Series 2023-1, Class A1, 6.05%,
04/25/68
(d)
.............. 51 51,175
Series 2023-2, Class A1, 6.60%,
07/25/68
(d)
.............. 46 46,022
Series 2023-3, Class A2, 7.43%,
09/25/68
(d)
.............. 52 52,640

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-6, Class A1, 5.39%,
11/25/69
(d)
.............. USD 73 $ 73,226
Series 2024-INV2, Class B1, 8.07%,
05/25/69
(b)
.............. 100 101,233
Series 2025-7, Class A1, 5.47%,
06/25/70
(d)
.............. 86 86,462
Series 2025-7, Class B1, 6.92%,
06/25/70
(b)
.............. 100 100,115
Series 2025-9, Class B1, 6.82%,
09/25/70
(b)
.............. 100 99,781
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%,
04/25/69
(d)
.............. 59 59,136
Series 2024-H5, Class A1, 5.85%,
08/26/69
(d)
.............. 125 125,642
Series 2024-H7, Class A1, 5.59%,
11/25/69
(b)
.............. 72 72,154
Series 2025-H1, Class A1, 5.74%,
02/25/70
(b)
.............. 101 101,425
Series 2025-H1, Class M1, 6.48%,
02/25/70
(b)
.............. 140 140,763
CSMC Trust
(b)
Series 2021-NQM6, Class A1,
1.17%, 07/25/66 .......... 49 42,160
Series 2022-NQM1, Class A1,
3.26%, 11/25/66 .......... 71 64,052
Deephaven Residential Mortgage Trust
Series 2024-1, Class A1, 5.74%,
07/25/69
(d)
.............. 66 66,905
Series 2026-INV1, Class A1, 4.80%,
12/25/70
(b)
.............. 98 97,270
Ellington Financial Mortgage Trust
Series 2022-2, Class A1, 4.30%,
04/25/67
(b)
.............. 71 70,852
Series 2022-3, Class A1, 5.00%,
08/25/67
(d)
.............. 69 68,855
Series 2024-NQM1, Class A1A,
5.71%, 11/25/69
(d)
......... 68 68,052
Series 2026-NQM3, Class A1,
5.03%, 03/25/71
(b)
......... 250 248,392
Galton Funding Mortgage Trust,
Series 2020-H1, Class A2, 2.41%,
01/25/60
(b)
................ 43 41,076
GCAT Trust, Series 2024-INV4, Class
A2, 5.50%, 12/25/54
(b)
........ 74 74,260
GS Mortgage-Backed Securities Trust
(b)
Series 2021-INV1, Class A6, 2.50%,
12/25/51 ............... 69 61,805
Series 2024-RPL2, Class A1, 3.75%,
07/25/61 ............... 80 77,769
Homes Trust, Series 2025-NQM5,
Class B1, 6.79%, 09/25/70
(b)
.... 100 99,159
J.P. Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%,
05/25/47
(b)
.............. 84 76,072
Series 2025-VIS2, Class A1B,
5.38%, 12/25/55
(d)
......... 93 92,987
Series 2026-NQM1, Class A1,
4.75%, 06/25/66
(b)
......... 62 61,770
Series 2026-NQM1, Class A1LC,
4.93%, 06/25/66
(d)
......... 100 99,153
MFA Trust
Series 2022-NQM1, Class M1,
4.30%, 12/25/66
(b)
......... 100 89,724
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(d)
.............. 83 82,884
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley Residential Mortgage
Loan Trust
Series 2025-NQM1, Class A1,
5.74%, 11/25/69
(b)
......... USD 143 $ 143,974
Series 2025-NQM1, Class M1,
6.50%, 11/25/69
(b)
......... 180 181,638
Series 2025-NQM5, Class A1,
5.44%, 07/25/70
(b)
......... 86 86,096
Series 2026-DSC1, Class A1LC,
4.93%, 01/25/71
(d)
......... 100 99,397
New Residential Mortgage Loan Trust
Series 2015-1A, Class A3, 3.75%,
05/28/52
(b)
.............. 6 6,196
Series 2017-2A, Class A4, 4.00%,
03/25/57
(b)
.............. 28 26,687
Series 2019-NQM4, Class A1,
2.49%, 09/25/59
(b)
......... 8 7,758
Series 2019-NQM4, Class A3,
2.80%, 09/25/59
(b)
......... 93 89,841
Series 2019-NQM5, Class A1,
2.71%, 11/25/59
(b)
......... 15 13,951
Series 2024-NQM1, Class A1,
6.13%, 03/25/64
(d)
......... 54 54,305
Series 2024-NQM1, Class B1,
7.91%, 03/25/64
(b)
......... 100 101,049
Series 2025-NQM1, Class A1,
5.64%, 01/25/65
(d)
......... 78 79,194
Series 2025-NQM1, Class M1,
6.47%, 01/25/65
(b)
......... 100 101,506
Series 2025-NQM4, Class A1,
5.35%, 07/25/65
(b)
......... 87 86,605
Series 2026-NQM3, Class A1,
4.83%, 02/25/66
(b)
......... 99 98,206
Nomura Resecuritization Trust, Series
2014-8R, Class 1A2, 4.35%,
10/26/36
(b)
................ 46 43,998
NYMT Loan Trust
Series 2025-CP1, Class A1, 3.75%,
11/25/69
(b)
.............. 92 88,243
Series 2026-INV1, Class A1LC,
4.94%, 02/25/61
(d)
......... 100 99,551
OBX Trust
Series 2019-INV2, Class A25,
4.00%, 05/27/49
(b)
......... 72 67,520
Series 2023-NQM3, Class A1,
5.95%, 02/25/63
(d)
......... 74 73,402
Series 2024-NQM11, Class A1,
5.87%, 06/25/64
(d)
......... 59 59,816
Series 2024-NQM15, Class A1,
5.32%, 10/25/64
(d)
......... 65 64,859
Series 2024-NQM4, Class A1,
6.07%, 01/25/64
(d)
......... 52 52,717
PMT Loan Trust
(b)
Series 2024-INV1, Class A3, 5.50%,
10/25/59 ............... 80 80,157
Series 2026-CNF1, Class A1,
5.00%, 01/25/57 .......... 98 96,207
PRET Trust, Series 2025-RPL1, Class
A1, 4.00%, 07/25/69
(d)
........ 90 87,086
PRKCM Trust, Series 2026-AFC1,
Class A1, 4.68%, 02/25/61
(b)
.... 100 98,462
PRPM Trust
Series 2024-NQM1, Class A1,
6.27%, 12/25/68
(d)
......... 59 59,593
Series 2025-NQM1, Class A1,
5.80%, 11/25/69
(d)
......... 71 71,135

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-NQM1, Class M1A,
6.64%, 11/25/69
(b)
......... USD 100 $ 100,868
Series 2025-NQM3, Class A1,
5.61%, 05/25/70
(b)
......... 89 89,427
Radian Mortgage Capital Trust LLC,
Series 2024-J1, Class A8, 6.00%,
11/25/54
(b)
................ 30 29,831
RCKT Mortgage Trust, Series 2024-
CES8, Class A1A, 5.49%, 11/25/44
(d)
68 68,561
SAIF Securitization Trust, Series 2024-
CES1, Class A1, 5.96%, 07/25/54
(d)
113 113,939
Sequoia Mortgage Trust
(b)
Series 2024-HYB1, Class A1A,
4.44%, 11/25/63 .......... 62 61,907
Series 2025-12, Class A5, 5.00%,
12/25/55 ............... 96 95,180
SG Residential Mortgage Trust
(b)
Series 2025-1, Class A1, 5.10%,
12/25/65 ............... 99 98,511
Series 2026-1, Class A1, 4.78%,
01/25/66 ............... 99 98,492
Towd Point Mortgage Trust, Series
2024-CES6, Class A1, 5.73%,
11/25/64
(d)
................ 70 70,630
TRK Trust, Series 2022-INV1, Class A2,
3.44%, 02/25/57
(b)
........... 100 87,614
Verus Securitization Trust
Series 2022-3, Class A1, 5.13%,
02/25/67
(d)
.............. 64 61,247
Series 2023-8, Class M1, 7.45%,
12/25/68
(b)
.............. 100 101,013
Series 2024-8, Class A1, 5.36%,
10/25/69
(b)
.............. 71 70,701
Series 2024-INV1, Class A1, 6.12%,
03/25/69
(d)
.............. 68 68,683
Series 2024-INV2, Class A1, 5.33%,
08/26/69
(d)
.............. 73 72,707
Series 2024-R1, Class A1, 5.22%,
09/25/69
(b)
.............. 76 76,581
Series 2025-6, Class A1, 5.42%,
07/25/70
(d)
.............. 87 86,862
Series 2026-1, Class A1, 4.86%,
01/25/71
(b)
.............. 99 98,285
Series 2026-1, Class A1LC, 5.02%,
01/25/71
(d)
.............. 100 99,516
Series 2026-2, Class A1LC, 4.75%,
02/25/71
(d)
.............. 100 98,159
Series 2026-R1, Class A1LC, 4.94%,
10/25/67
(d)
.............. 100 99,499
8,294,910
Commercial Mortgage-Backed Securities — 8 .5%
United States — 8.5%
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.12%, 10/15/34
(a) (b)
100 100,000
ARZ Trust, Series 2024-BILT, Class A,
5.77%, 06/11/39
(a)
........... 100 101,174
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.05%,
11/10/29 ............... 50 50,485
Series 2024-ATRM, Class E, 8.60%,
11/10/29 ............... 30 30,813
Security
Par (000)
Par (000) Value
United States (continued)
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%,
12/10/41 ............... USD 190 $ 193,875
Series 2024-MAR, Class C, 7.01%,
12/10/41 ............... 100 102,860
BAMLL Trust, Series 2024-BHP, Class
A, (1-mo. CME Term SOFR at 2.35%
Floor + 2.35%), 6.02%, 08/15/39
(a) (b)
90 90,012
BBCMS Mortgage Trust
Series 2025-C35, Class AS, 5.84%,
07/15/58
(b)
.............. 15 15,458
Series 2025-C35, Class D, 4.50%,
07/15/58
(a)
.............. 29 22,598
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.17%, 11/15/41
(a) (b)
.... 60 60,019
BFLD Trust, Series 2025-FPM, Class C,
6.21%, 10/10/40
(a) (b)
.......... 100 99,869
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.06%, 06/15/41
(a) (b)
140 139,475
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.36%, 08/15/41 ... 321 321,184
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 6.56%, 10/15/41 ... 135 134,662
Series 2024-GPA3, Class C, (1-mo.
CME Term SOFR at 1.89% Floor
+ 1.89%), 5.56%, 12/15/39 ... 78 78,413
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.11%, 02/15/39 ... 111 110,647
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.21%, 06/15/37 ... 87 86,484
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 03/15/41 ... 76 76,498
Series 2025-JDI, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 11/15/42 ... 89 88,948
Series 2026-VLT9, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 03/15/45 ... 100 99,516
Series 2026-XL6, Class E, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.67%, 03/15/43 ... 100 99,377
BX Trust
(a)(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 4.84%, 02/15/36 ... 79 79,032
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.16%, 04/15/37 ... 82 82,048
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 4.52%, 01/15/39 ... 95 95,069
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.11%, 04/15/41 ... 107 106,980
Series 2025-TAIL, Class E, (1-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 6.97%, 06/15/35 ... 100 99,998

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-VOLT, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 12/15/44 ... USD 100 $ 99,687
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 5.56%, 07/15/41
(a) (b)
.... 100 100,000
CEDR Commercial Mortgage Trust,
Series 2022-SNAI, Class A, (1-mo.
CME Term SOFR at 0.99% Floor +
0.99%), 4.66%, 02/15/39
(a) (b)
.... 100 98,820
CENT, Series 2025-CITY, Class A,
4.92%, 07/10/40
(a) (b)
.......... 100 100,717
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class A, 2.46%,
11/10/42
(a)
................ 100 89,668
Commercial Mortgage Trust
(a)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(b)
.............. 200 200,558
Series 2025-167G, Class A, 5.50%,
08/10/40 ............... 47 46,814
Series 2025-167G, Class E, 8.20%,
08/10/40
(b)
.............. 20 19,906
CONE Trust, Series 2024-DFW1, Class
A, (1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.31%, 08/15/41
(a) (b)
185 183,670
CRSNT Trust, Series 2026-MOON,
Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.40%), 5.07%,
02/15/31
(a) (b)
............... 100 99,563
DC Trust, Series 2024-HLTN, Class D,
7.71%, 04/13/40
(a) (b)
.......... 100 99,147
DK Trust, Series 2024-SPBX, Class D,
(1-mo. CME Term SOFR at 1.50%
Floor + 2.75%), 6.42%, 03/15/34
(a) (b)
100 99,969
Fontainebleau Miami Beach Mortgage
Trust, Series 2024-FBLU, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.12%, 12/15/39
(a) (b)
140 139,956
FS ORL
(a)(b)
Series 2026-ORL, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 02/15/41 ... 100 99,812
Series 2026-ORL, Class E, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.25%), 6.92%, 02/15/41 ... 100 99,837
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 5.76%, 03/15/28 ... 100 100,281
Series 2024-RVR, Class D, 6.03%,
08/10/41 ............... 40 39,949
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.33%, 11/25/41 ... 100 99,895
GSAT Trust, Series 2025-BMF, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 07/15/40
(a) (b)
100 99,902
Harvest Commercial Capital Loan Trust,
Series 2024-1, Class A, 6.16%,
10/25/56
(a)
................ 80 81,319
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.51%, 10/15/41
(a) (b)
93 92,594
Security
Par (000)
Par (000) Value
United States (continued)
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.21%, 05/15/37
(a) (b)
.... USD 140 $ 139,913
Hudson Yards Mortgage Trust
(a)
Series 2019-30HY, Class A, 3.23%,
07/10/39 ............... 100 95,042
Series 2019-55HY, Class A, 2.94%,
12/10/41
(b)
.............. 100 93,521
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.41%,
11/15/41
(a) (b)
............... 80 78,950
JW Trust, Series 2024-BERY, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.27%, 11/15/39
(a) (b)
140 140,000
LEX Trust
(a)(b)
Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 03/15/43 ... 55 54,759
Series 2026-450, Class E, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.70%), 7.37%, 03/15/43 ... 100 99,029
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.06%, 08/17/42
(a) (b)
.... 105 104,804
LQR Trust
(a)(b)
Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.27%, 01/15/43 ... 35 34,760
Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 7.62%, 01/15/43 ... 100 99,999
MAIN Trust
(a)(b)
Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 01/15/41 ... 100 99,999
Series 2026-OLAS, Class E, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 7.92%, 01/15/41 ... 100 99,999
Series 2026-OLAS, Class F, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 8.92%, 01/15/41 ... 100 99,999
MCR Mortgage Trust
(a)
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.43%, 02/15/37
(b)
.. 81 80,469
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 100 100,712
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, (1-mo.
CME Term SOFR at 0.70% Floor +
0.81%), 4.49%, 07/15/38
(a) (b)
.... 125 124,922
MIC Trust (The), Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a) (b)
.... 180 191,558
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(a)
........... 100 102,650
MLTI Trust, Series 2026-SF75, Class A,
(1-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 03/15/31
(a) (b)
55 54,725
NYC Commercial Mortgage Trust,
Series 2025-300P, Class E, 7.39%,
07/13/42
(a) (b)
............... 30 30,125

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 5.66%, 08/15/29
(a) (b)
USD 100 $ 100,158
PENN Commercial Mortgage Trust
(a)(b)
Series 2025-P11, Class A, 5.34%,
08/10/42 ............... 46 46,739
Series 2025-P11, Class C, 6.51%,
08/10/42 ............... 200 207,467
SCG Mortgage Trust, Series 2024-MSP,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.41%,
04/15/41
(a) (b)
............... 100 100,000
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.11%, 04/15/42
(a) (b)
145 145,322
SELF Commercial Mortgage Trust,
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.21%, 11/15/34
(a) (b)
.... 4 4,481
SHR Trust, Series 2024-LXRY, Class A,
(1-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 5.62%, 10/15/41
(a) (b)
100 99,875
SLG Commercial Mortgage Trust,
Series 2026-PAT, Class A, 4.45%,
02/15/39
(a) (b)
............... 100 99,179
SLG Office Trust, Series 2026-OMA,
Class A, 1.00%, 04/15/41
(a) (b)
.... 250 250,735
UBS Commercial Mortgage Trust,
Series 2019-C17, Class C, 3.76%,
10/15/52
(b)
................ 160 141,018
UNIV Trust, Series 2025-APTS, Class
A, (1-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 11/15/42
(a) (b)
100 99,649
VCC Trust, Series 2025-MC1, Class A1,
8.16%, 05/25/55
(a) (d)
.......... 70 69,760
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39
(a)
........... 60 60,124
Velocity Commercial Capital Loan Trust,
Series 2022-3, Class A, 5.22%,
06/25/52
(a) (b)
............... 62 61,048
8,069,048
Total Non-Agency Mortgage-Backed Securities — 17.3%
(Cost: $ 16,337,242 ) .............................. 16,363,958
Preferred Securities
Capital Trusts — 3.5%
Denmark — 0.1%
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50% , 02/18/3021
(b) (c)
... GBP 100 100,283
France — 0.1%
Electricite de France SA , (5-Year
EURIBOR ICE Swap Rate + 2.07%),
4.38%
(b) (c) (i)
................ EUR 100 112,040
Germany — 0.8%
(b)(i)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13%
(c)
.......... 200 208,527
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25%
(c)
.......... 100 105,178
Security
Par (000)
Par (000) Value
Germany (continued)
Grand City Properties SA , (5-Year
EURIBOR ICE Swap Rate + 2.18%),
1.50%
(c)
.................. EUR 100 $ 113,252
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(c)
.. 200 231,056
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(c)
.................. 100 116,806
774,819
Italy — 0.2%
(b)(c)(i)
Eni SpA , (5-Year EURIBOR ICE Swap
Rate + 1.64%), 4.13% ........ 100 111,251
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25% .... 100 117,352
228,603
Portugal — 0.1%
EDP SA , (5-Year EURIBOR ICE Swap
Rate + 1.92%), 4.38% , 12/02/55
(b) (c)
100 111,066
Spain — 0.4%
(b)(i)
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ............. USD 200 204,845
Telefonica Emisiones SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.38%
(c)
.................. EUR 100 111,643
Telefonica Europe BV , (7-Year EUR
Swap Annual + 3.35%), 6.14%
(c)
.. 100 120,047
436,535
United Kingdom — 0.6%
(b)
British Telecommunications plc ,
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(c)
........... GBP 100 138,876
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50% , 05/21/55
(c)
..... 100 132,691
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(i)
..... 200 263,125
Vodafone Group plc , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%),
4.13% , 06/04/81 ............ USD 5 4,576
539,268
United States — 1.2%
(b)
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60% , 01/15/55 100 99,192
CVS Health Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 7.00% , 03/10/55 100 103,059
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%),
6.50% , 02/15/56 ............ 100 98,798
FMC Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.37%), 8.45% , 11/01/55 ..... 90 57,947
NextEra Energy Capital Holdings, Inc.
(5-Year EURIBOR ICE Swap Rate +
1.59%), 4.00% , 05/15/56 .... EUR 100 111,287

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(5-Year EURIBOR ICE Swap Rate +
1.99%), 4.75% , 02/26/56 .... EUR 100 $ 111,324
PG&E Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.88%), 7.38% , 03/15/55 ..... USD 100 100,641
Stellantis NV
(i)
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25%
(c)
.......... EUR 100 110,324
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88%
(c)
.......... 100 108,957
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25%
(c)
................ GBP 100 126,490
1,028,019
Total Preferred Securities — 3.5%
(Cost: $ 3,396,761 ) .............................. 3,330,633
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority ,
5.25% , 02/01/55 ............ USD 60 59,071
Collateralized Mortgage Obligations — 3.0%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Class FH , (SOFR 30 day Average
at 1.50% Floor and 6.50% Cap
+ 1.50%), 5.16% , 06/25/55 . 24 24,696
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
4.86% , 05/25/54 ........ 67 67,053
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 4.91% , 03/25/54 .. 17 17,557
Series 5448 , Class CF , (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
4.66% , 09/25/54 ........ 112 112,368
Series 5458 , Class DF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.76% , 10/25/54 ........ 193 193,483
Series 5458 , Class FB , (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
4.81% , 10/25/54 ........ 103 102,921
Series 5470 , Class AF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.76% , 11/25/54 ........ 161 161,411
Series 5471 , Class FM , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.06% , 11/25/54 .. 174 174,985
Series 5478 , Class FD , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.06% , 02/25/54 .. 22 22,490
Series 5478 , Class FH , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.11% , 04/25/54 .. 55 55,938
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5480 , Class FA , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.11% , 03/25/54 ........ USD 54 $ 54,620
Series 5482 , Class FB , (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.16% , 12/25/54 ........ 38 38,303
Series 5500 , Class DF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% , 10/25/54 ........ 29 29,252
Series 5502 , Class EF , (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.06% , 02/25/55 ........ 17 17,318
Series 5505 , Class FB , (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.16% , 02/25/55 ........ 44 44,777
Series 5505 , Class JF , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.11% , 02/25/55 ........ 111 112,424
Series 5508 , Class FE , (SOFR 30
day Average at 1.60% Floor
and 6.50% Cap + 1.60%),
5.26% , 02/25/55 ........ 28 28,727
Series 5511 , Class QF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% , 03/25/55 ........ 179 180,491
Series 5563 , Class FA , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% , 08/25/55 ........ 17 17,594
Series 5574 , Class FB , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% , 09/25/55 ........ 26 26,062
Federal National Mortgage Association
Variable Rate Notes
Series 2023-35 , Class FC ,
(SOFR 30 day Average at
1.10% Floor and 7.00% Cap +
1.10%), 4.76% , 08/25/53 .. 43 43,121
Series 2023-68 , Class FB ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.71% , 01/25/54 .. 43 42,708
Series 2024-38 , Class FE ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.71% , 06/25/54 .. 98 98,894
Series 2024-63 , Class FH ,
(SOFR 30 day Average at
1.10% Floor and 7.00% Cap +
1.10%), 4.76% , 09/25/54 .. 30 30,662
Series 2024-75 , Class FC ,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 4.61% , 10/25/54 .. 132 132,437
Series 2024-88 , Class FC ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 .. 27 27,435

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-91 , Class FA ,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 4.86% , 12/25/54 .. USD 86 $ 86,382
Series 2024-94 , Class FB ,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.08% , 12/25/54 .. 19 19,642
Series 2024-96 , Class FA ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 .. 35 35,109
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 4.96% , 03/25/55 .. 252 253,627
Series 2025-2 , Class FG , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.11% , 02/25/55 .. 47 47,090
Series 2025-21 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 4.96% , 07/25/53 .. 44 44,777
Series 2025-31 , Class FA ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 4.96% , 06/25/54 .. 160 161,118
Series 2025-32 , Class FA ,
(SOFR 30 day Average at
1.25% Floor and 6.50% Cap +
1.25%), 4.91% , 05/25/55 .. 131 131,256
Series 2025-35 , Class FJ ,
(SOFR 30 day Average at
1.60% Floor and 6.50% Cap +
1.60%), 5.26% , 05/25/55 .. 61 62,014
Series 2025-63 , Class DF ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 08/25/55 .. 10 9,996
Series 2025-9 , Class FG , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.01% , 03/25/55 .. 14 14,468
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF ,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 4.67% , 08/20/54 .. 74 74,008
Series 2024-51 , Class TF , (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 4.67% , 03/20/54 .. 19 19,090
Series 2024-96 , Class FL ,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 4.82% , 06/20/54 .. 34 34,339
2,850,643
Mortgage-Backed Securities — 15.9%
Uniform Mortgage-Backed Securities
(m)
2.50% , 04/25/56 .......... 2,325 1,954,506
3.00% , 04/25/56 .......... 1,000 878,179
3.50% , 04/25/56 - 05/25/56 ... 8,168 7,483,669
4.50% , 04/25/56 .......... 366 353,192
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00% , 04/25/56 - 05/25/56 ... USD 4,303 $ 4,383,518
15,053,064
Total U.S. Government Sponsored Agency Securities
—
19 .0%
(Cost: $ 18,074,790 ) .............................. 17,962,778
Total Long-Term Investments — 94 .6%
(Cost: $ 90,251,277 ) .............................. 89,494,763
Short-Term Securities
Foreign Government Obligations — 0.4%
Brazil — 0.4%
Letras do Tesouro Nacional Treasury
Bills
(n)
14.65% , 07/01/26 ........... BRL —
(l)
72,159
12.89% , 10/01/26 ........... 1 257,656
329,815
Total Foreign Government Obligations — 0.4%
(Cost: $ 321,560 ) ................................ 329,815
Shares
Shares
Money Market Funds — 19.2%
Dreyfus Treasury Securities Cash
Management , 3.52%
(o)
........ 18,192,613 18,192,613
Total Money Market Funds — 19 .2%
(Cost: $ 18,192,613 ) .............................. 18,192,613
Total Short-Term Securities — 19.6%
(Cost: $ 18,514,173 ) .............................. 18,522,428
Total Options Purchased — 0.0%
(Cost: $ 5,505 ) ................................. 2,772
Total Investments Before Options Written and TBA Sale
Commitments — 114.2%
(Cost: $ 108,770,955 ) ............................. 108,019,963
Total Options Written — ( 0 .1 ) %
(Premiums Received — $ (65,959) ) ................... (92,027)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(m)
3.00% , 04/25/56 ............ USD (742) (651,609)
3.50% , 04/25/56 ............ (127) (116,414)
6.00% , 04/25/56 ............ (1,900) (1,936,723)
Total TBA Sale Commitments — ( 2 .9 ) %
(Proceeds: $ (2,701,454) ) .......................... (2,704,746)
Total Investments Net of Options Written and TBA Sale
Commitments — 111 .2%
(Cost: $ 106,003,542 ) ............................. 105,223,190
Liabilities in Excess of Other Assets — (11.2) % ........... (10,635,281)
Net Assets — 100.0% .............................. $ 94,587,909

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Convertible security.
(i)
Perpetual security with no stated maturity date.
(j)
Zero-coupon bond.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Rounds to less than 1,000.
(m)
Represents or includes a TBA transaction.
(n)
Rates are discount rates or a range of discount rates as of period end.
(o)
Annualized 7-day yield as of period end.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 7 06/08/26 $ 1,015 $ (17,057)
Euro-OAT ............................................................... 2 06/08/26 274 (6,971)
Short Euro-BTP ........................................................... 4 06/08/26 489 (3,569)
U.S. Treasury Long Bond ..................................................... 4 06/18/26 455 (1,139)
Long Gilt ................................................................ 1 06/26/26 116 (6,398)
U.S. Treasury 2-Year Note .................................................... 131 06/30/26 27,178 (128,489)
U.S. Treasury 5-Year Note .................................................... 20 06/30/26 2,163 (14,278)
3-mo. SOFR ............................................................. 5 03/14/28 1,208 (1,183)
3-mo. SOFR ............................................................. 5 03/20/29 1,206 255
(178,829)
Short Contracts
Euro-Buxl ............................................................... 1 06/08/26 127 1,826
Euro-Schatz ............................................................. 2 06/08/26 244 2,091
U.S. Treasury 10-Year Note ................................................... 51 06/18/26 5,660 64,327
U.S. Treasury 10-Year Ultra Note ............................................... 11 06/18/26 1,248 17,170
U.S. Treasury Ultra Bond ..................................................... 1 06/18/26 116 957
86,371
$ (92,458)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 203,736 USD 39,000 Barclays Bank plc 04/02/26 $ 332
BRL 2,026,060 USD 385,848 BNP Paribas SA 04/02/26 5,294
BRL 151,934 USD 29,000 Citibank NA 04/02/26 332
BRL 228,635 USD 43,000 HSBC Bank plc 04/02/26 1,139
BRL 334,574 USD 64,387 JPMorgan Chase Bank NA 04/02/26 204
BRL 335,832 USD 63,263 JPMorgan Chase Bank NA 04/02/26 1,571
USD 341,099 BRL 1,766,569 Citibank NA 04/02/26 53
USD 82,309 THB 2,596,437 Citibank NA 04/09/26 3,541
ARS 20,391,705 USD 13,150 Citibank NA 04/23/26 1,094
CNY 1,876,838 USD 272,691 UBS AG 04/24/26 282
COP 135,753,251 USD 36,322 Morgan Stanley & Co. International plc 04/24/26 399
HUF 9,710,650 USD 29,000 Barclays Bank plc 04/24/26 153
HUF 42,912,007 USD 127,180 Morgan Stanley & Co. International plc 04/24/26 1,649
JPY 4,118,452 USD 26,000 Bank of America NA 04/24/26 6
USD 30,931 AUD 44,255 Bank of America NA 04/24/26 406
USD 28,286 AUD 41,000 Barclays Bank plc 04/24/26 6
USD 47,000 CAD 64,458 JPMorgan Chase Bank NA 04/24/26 619
USD 150,110 EUR 129,483 Citibank NA 04/24/26 282
USD 250,654 MXN 4,460,200 Barclays Bank plc 04/24/26 2,259
ZAR 495,245 USD 29,000 Morgan Stanley & Co. International plc 04/24/26 217
IDR 960,171,060 USD 56,348 BNP Paribas SA 04/27/26 207
IDR 345,039,494 USD 20,279 HSBC Bank plc 04/27/26 44
MXN 458,095 USD 25,277 UBS AG 04/27/26 229
TRY 1,255,496 USD 27,130 Barclays Bank plc 04/27/26 199
USD 21,651 CZK 446,040 Deutsche Bank AG 04/27/26 639
USD 79,862 CZK 1,648,411 HSBC Bank plc 04/27/26 2,206
USD 5,307 HUF 1,752,784 BNP Paribas SA 04/27/26 46
USD 45,549 HUF 14,905,993 HSBC Bank plc 04/27/26 809
USD 195,150 IDR 3,307,679,565 BNP Paribas SA 04/27/26 324
USD 39,174 MXN 694,078 Bank of America NA 04/27/26 529
USD 660,020 MXN 11,626,072 Citibank NA 04/27/26 12,709
USD 75,990 PEN 255,426 Morgan Stanley & Co. International plc 04/27/26 2,693

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 136,082 PHP 8,090,597 Citibank NA 04/27/26 $ 2,770
USD 189,108 PHP 11,207,766 HSBC Bank plc 04/27/26 4,433
USD 5,056 PLN 18,685 HSBC Bank plc 04/27/26 23
USD 336,973 PLN 1,206,572 JPMorgan Chase Bank NA 04/27/26 11,958
USD 25,176 THB 780,182 HSBC Bank plc 04/27/26 1,470
USD 356,156 THB 11,058,298 JPMorgan Chase Bank NA 04/27/26 20,146
USD 20,462 THB 633,898 UBS AG 04/27/26 1,201
USD 1,577 UYU 60,658 Citibank NA 04/27/26 86
USD 13,122 UYU 502,443 HSBC Bank plc 04/27/26 760
USD 42,372 ZAR 702,915 HSBC Bank plc 04/28/26 917
USD 604,805 ZAR 9,854,336 JPMorgan Chase Bank NA 04/28/26 23,636
BRL 131,000 USD 24,792 BNP Paribas SA 05/05/26 333
INR 21,953,436 USD 230,355 Citibank NA 05/27/26 1,668
USD 92,061 CZK 1,931,534 Citibank NA 06/09/26 1,026
USD 73,164 IDR 1,238,008,044 Standard Chartered Bank 06/09/26 373
USD 73,164 INR 6,796,204 Standard Chartered Bank 06/09/26 1,475
USD 45,727 PEN 157,507 Citibank NA 06/09/26 634
USD 46,334 PLN 171,104 BNP Paribas SA 06/09/26 252
USD 45,727 PLN 167,643 HSBC Bank plc 06/09/26 577
USD 46,334 THB 1,467,861 Morgan Stanley & Co. International plc 06/09/26 1,580
BRL 828,741 USD 154,662 HSBC Bank plc 06/17/26 2,629
BRL 2,092,836 USD 395,255 JPMorgan Chase Bank NA 06/17/26 1,956
BRL 995,100 USD 186,000 Morgan Stanley & Co. International plc 06/17/26 2,866
COP 119,566,534 USD 31,472 Bank of America NA 06/17/26 500
COP 40,231,218 USD 10,686 Citibank NA 06/17/26 72
USD 37,316 CHF 29,000 UBS AG 06/17/26 741
USD 3,375,280 GBP 2,541,000 Standard Chartered Bank 06/17/26 12,788
USD 370,088 IDR 6,284,464,328 Citibank NA 06/17/26 712
USD 49,528 INR 4,598,303 Barclays Bank plc 06/17/26 1,078
INR 2,770,950 USD 29,000 Citibank NA 07/06/26 122
NGN 67,943,219 USD 45,485 Citibank NA 07/28/26 1,471
MXN 368,500 USD 20,080 Goldman Sachs International 08/18/26 233
MXN 430,700 USD 23,327 HSBC Bank plc 08/18/26 414
MXN 3,661,000 USD 194,418 Morgan Stanley & Co. International plc 08/18/26 7,386
USD 3,752,773 EUR 3,126,287 HSBC Bank plc 09/16/26 113,984
262,742
USD 24,792 BRL 130,181 BNP Paribas SA 04/02/26 (340)
USD 30,000 BRL 157,830 Citibank NA 04/02/26 (470)
USD 218,601 BRL 1,221,000 JPMorgan Chase Bank NA 04/02/26 (17,119)
THB 6,827,186 USD 220,406 Barclays Bank plc 04/17/26 (13,144)
THB 2,147,913 USD 69,322 Citibank NA 04/17/26 (4,114)
THB 1,077,156 USD 34,764 JPMorgan Chase Bank NA 04/17/26 (2,063)
EGP 2,747,485 USD 55,900 Citibank NA 04/20/26 (6,580)
CHF 22,798 USD 29,000 BNP Paribas SA 04/24/26 (415)
CLP 139,278,720 USD 150,500 UBS AG 04/24/26 (67)
CZK 2,196,700 USD 103,982 HSBC Bank plc 04/24/26 (501)
EUR 24,400 HUF 9,515,349 Standard Chartered Bank 04/24/26 (333)
GBP 21,000 USD 28,097 HSBC Bank plc 04/24/26 (302)
IDR 4,696,170,310 USD 277,476 Citibank NA 04/24/26 (848)
INR 21,588,438 USD 230,355 JPMorgan Chase Bank NA 04/24/26 (838)
KRW 32,393,304 USD 21,600 HSBC Bank plc 04/24/26 (53)
MXN 5,263,941 USD 294,300 Morgan Stanley & Co. International plc 04/24/26 (1,143)
MYR 1,577,781 USD 403,318 Barclays Bank plc 04/24/26 (13,311)
PLN 802,257 USD 217,508 Morgan Stanley & Co. International plc 04/24/26 (1,403)
RON 226,577 USD 51,483 HSBC Bank plc 04/24/26 (177)
THB 9,764,979 USD 298,696 HSBC Bank plc 04/24/26 (2,062)
USD 38,000 CLP 35,435,000 Citibank NA 04/24/26 (273)
USD 230,355 INR 21,828,468 Citibank NA 04/24/26 (1,714)
USD 21,171 MXN 382,282 JPMorgan Chase Bank NA 04/24/26 (119)
USD 36,829 MXN 664,301 Morgan Stanley & Co. International plc 04/24/26 (167)
USD 29,000 PEN 101,499 Deutsche Bank AG 04/24/26 (130)
USD 38,000 PHP 2,317,620 Barclays Bank plc 04/24/26 (197)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 38,000 THB 1,252,290 Citibank NA 04/24/26 $ (41)
ZAR 5,373,692 USD 317,631 Citibank NA 04/24/26 (610)
IDR 521,388,294 USD 30,909 BNP Paribas SA 04/27/26 (199)
MXN 1,478,371 USD 85,071 Morgan Stanley & Co. International plc 04/27/26 (2,759)
MXN 995,723 USD 55,628 UBS AG 04/27/26 (189)
PEN 170,146 USD 50,595 Barclays Bank plc 04/27/26 (1,770)
PHP 291,397 USD 4,928 Barclays Bank plc 04/27/26 (127)
PHP 1,177,339 USD 19,457 Citibank NA 04/27/26 (57)
PHP 824,597 USD 13,641 Goldman Sachs International 04/27/26 (54)
PHP 824,660 USD 13,650 JPMorgan Chase Bank NA 04/27/26 (62)
THB 2,478,681 USD 78,392 Barclays Bank plc 04/27/26 (3,076)
USD 250,386 COP 943,642,936 Morgan Stanley & Co. International plc 04/27/26 (4,639)
USD 8,982 IDR 152,607,546 Morgan Stanley & Co. International plc 04/27/26 (7)
USD 40,347 IDR 686,763,828 Standard Chartered Bank 04/27/26 (104)
USD 891 TRY 41,247 Barclays Bank plc 04/27/26 (7)
ZAR 672,631 USD 40,222 Goldman Sachs International 04/28/26 (553)
PEN 143,788 USD 43,000 Citibank NA 05/04/26 (1,754)
USD 383,434 BRL 2,026,060 BNP Paribas SA 05/05/26 (5,149)
USD 26,247 BRL 146,150 JPMorgan Chase Bank NA 06/02/26 (1,592)
USD 91,455 BRL 488,095 BNP Paribas SA 06/09/26 (1,362)
USD 46,334 BRL 249,592 Morgan Stanley & Co. International plc 06/09/26 (1,129)
USD 46,334 IDR 788,141,340 Barclays Bank plc 06/09/26 (6)
EUR 403,000 USD 469,225 HSBC Bank plc 06/17/26 (1,779)
MXN 2,068,576 USD 114,889 Bank of America NA 06/17/26 (243)
MXN 68,821 USD 3,831 Goldman Sachs International 06/17/26 (17)
MXN 3,338,012 USD 186,000 Morgan Stanley & Co. International plc 06/17/26 (998)
USD 77,331 BRL 412,859 Bank of America NA 06/17/26 (1,028)
USD 317,970 BRL 1,703,813 HSBC Bank plc 06/17/26 (5,406)
USD 14,643,608 EUR 12,694,000 Barclays Bank plc 06/17/26 (80,372)
USD 64,071 JPY 10,118,000 UBS AG 06/17/26 (95)
ZAR 2,498,824 USD 151,174 BNP Paribas SA 06/17/26 (4,359)
ZAR 1,947,714 USD 115,188 Citibank NA 06/17/26 (752)
EGP 1,987,743 USD 39,206 Citibank NA 06/22/26 (4,794)
USD 56,907 COP 217,455,923 JPMorgan Chase Bank NA 07/07/26 (992)
(193,964)
$ 68,778
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ................ One-Touch Deutsche Bank AG 06/04/26 USD 1.13 USD 1.13 EUR 12 $ 1,871
$ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... HSBC Bank plc 05/04/26 IDR 16,400.00 USD 66 $ 11
$ —

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 % USD 3,251 $ 890
(a)
Forward settling swaption.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 05/04/26 ZAR 16.74 USD 178 $ (4,537)
USD Currency ............................. Barclays Bank plc 05/04/26 BRL 5.65 USD 176 (485)
USD Currency ............................. Morgan Stanley & Co. International plc 05/04/26 MXN 18.05 USD 176 (2,459)
EUR Currency ............................. Deutsche Bank AG 05/15/26 MXN 20.55 EUR 103 (2,386)
USD Currency ............................. HSBC Bank plc 05/15/26 CLP 905.00 USD 52 (1,806)
USD Currency ............................. HSBC Bank plc 05/15/26 ZAR 17.50 USD 78 (955)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.35 USD 134 (3,176)
–
(15,804)
–
Put
USD Currency ............................. Barclays Bank plc 05/04/26 COP 3,520.00 USD 44 (67)
USD Currency ............................. Barclays Bank plc 05/04/26 IDR 16,400.00 USD 66 (11)
USD Currency ............................. Barclays Bank plc 05/04/26 BRL 5.15 USD 176 (1,890)
EUR Currency ............................. Deutsche Bank AG 05/15/26 MXN 20.55 EUR 103 (785)
USD Currency ............................. HSBC Bank plc 05/15/26 CLP 905.00 USD 52 (651)
USD Currency ............................. Morgan Stanley & Co. International plc 06/24/26 BRL 5.11 USD 372 (4,555)
USD Currency ............................. Morgan Stanley & Co. International plc 06/24/26 MXN 17.32 USD 372 (2,428)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.35 USD 134 (4,807)
–
(15,194)
–
$ (30,998)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 202 $ (1,878)
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5 .00 % Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 202 (5,228)
$ (7,106)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 % USD 3,251 $ (271)
Put
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 3,251 (9,551)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 06/30/26 4 .00 USD 3,483 (5,098)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 3,094 (11,551)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 3,131 (11,912)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Morgan Stanley & Co.
International plc 12/08/27 4 .00 USD 1,369 (8,059)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Bank of America NA 12/16/27 4 .50 USD 2,087 (7,481)
(53,652)
$ (53,923)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 % Quarterly 12/20/30 EUR 146 $ (12,493) $ (15,263) $ 2,770
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V2 ........... 5 .00 % Quarterly 12/20/30 B+ USD 1,110 $ 60,292 $ 80,605 $ (20,313)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.53% Annual 1-day SOFR Annual N/A 04/01/26 USD 4,000 $ (14,890) $ — $ (14,890)
8.18% Quarterly 3-mo. JIBAR Quarterly N/A 04/02/26 ZAR 271 (56) — (56)
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 502 (104) — (104)
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 522 40 — 40
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 1,424 109 — 109
1-day TIIEOIS Monthly 7.66% Monthly N/A 06/01/26 MXN 596 64 — 64
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/01/26 MXN 219 25 — 25
7.97% Quarterly 3-mo. JIBAR Quarterly N/A 06/06/26 ZAR 355 (70) — (70)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 2,751 $ (315) $ — $ (315)
1-day TIIEOIS Monthly 7.69% Monthly N/A 06/26/26 MXN 122 18 — 18
1-day TIIEOIS Monthly 7.49% Monthly N/A 08/04/26 MXN 243 35 — 35
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 5,547 (144) — (144)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,963 (13) — (13)
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 805 14 — 14
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 405 (3) 5 (8)
7.03% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,741 (55) — (55)
7.06% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 822 (32) — (32)
4.43% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 84 (547) — (547)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 406 (2,415) — (2,415)
4.22% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 167 (997) — (997)
4.46% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 360 (2,383) — (2,383)
4.31% At Termination 6-mo. WIBOR Semi-Annual N/A 09/17/26 PLN 170 (1,066) — (1,066)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 406 (3,547) — (3,547)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 382 1 — 1
1-day TIIEOIS Monthly 7.62% Monthly N/A 11/18/26 MXN 394 116 — 116
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 1,074 984 — 984
13.84% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 88 71 — 71
13.70% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 41 39 — 39
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 670 625 — 625
6-mo. BUBOR Semi-Annual 6.04% Annual N/A 03/19/27 HUF 2,568 (66) — (66)
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 7,004 (89) — (89)
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 457 (16) — (16)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 116 (300) — (300)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 194 (508) — (508)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 18,004 456 — 456
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 11,000 328 — 328
6-mo. BUBOR Semi-Annual 5.94% Annual N/A 09/17/27 HUF 7,542 306 — 306
6-mo. BUBOR Semi-Annual 6.02% Annual N/A 09/17/27 HUF 13,400 600 — 600
6-mo. BUBOR Semi-Annual 6.10% Annual N/A 09/17/27 HUF 3,715 183 — 183
6-mo. BUBOR Semi-Annual 6.20% Annual N/A 09/17/27 HUF 7,384 406 — 406
7.02% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 405 84 — 84
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 457 105 — 105
7.08% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 191 29 — 29
6.79% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 187 75 — 75
6.93% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 94 26 3 23
4.27% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 275 (1,547) — (1,547)
4.05% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 130 (581) — (581)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 310 (1,263) — (1,263)
4.03% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 127 (557) — (557)
4.18% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 64 (330) — (330)
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 1,619 (6,051) — (6,051)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 2,434 35 — 35
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 293 55 — 55
1-day
BZDIOVER At Termination 13.81% At Termination N/A 01/03/28 BRL 988 208 — 208
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 03/18/28 HUF 2,740 (207) — (207)
3.33% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 349 144 — 144
3.49% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/28 PLN 47 209 — 209
1-day TIIEOIS Monthly 7.73% Monthly N/A 03/23/28 MXN 3,336 613 — 613
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 28,939 (92) — (92)
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 31,351 (123) — (123)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 31,663 140 — 140
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 31,336 71 — 71

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 31,166 $ 147 $ — $ 147
4.31% Annual 1-day SOFR Annual N/A 08/31/28 USD 5,250 (96,737) — (96,737)
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 1,032 349 — 349
1-day
BZDIOVER At Termination 12.90% At Termination N/A 01/02/29 BRL 77 (335) — (335)
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 439 (2,180) — (2,180)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 220 (960) — (960)
1-day
BZDIOVER At Termination 13.29% At Termination N/A 01/02/29 BRL 164 (403) — (403)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly N/A 03/18/29 CNY 61 11 — 11
1-day TIIEOIS Monthly 7.77% Monthly N/A 11/14/29 MXN 87 (33) — (33)
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 237 455 — 455
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 292 (524) — (524)
7.78% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 107 43 — 43
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 (20) — (20)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 (6) — (6)
7.80% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 133 56 — 56
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 361 (436) — (436)
1-day SOFR Annual 3.92% Annual N/A 02/26/30 USD 1,400 17,046 — 17,046
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 655 (994) — (994)
6-mo. PRIBOR Semi-Annual 3.60% Annual N/A 03/19/30 CZK 240 (303) — (303)
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 03/19/30 HUF 1,065 (108) — (108)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 2,905 (176) — (176)
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,078 (856) — (856)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 361 235 — 235
7.82% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 133 62 — 62
7.77% Monthly 1-day TIIEOIS Monthly N/A 05/27/30 MXN 163 93 — 93
7.82% Monthly 1-day TIIEOIS Monthly N/A 05/27/30 MXN 60 28 — 28
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 133 (2,224) — (2,224)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 137 (66) — (66)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 373 (180) — (180)
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 201 (119) — (119)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 06/18/30 CZK 74 (66) — (66)
7.77% Monthly 1-day TIIEOIS Monthly N/A 06/21/30 MXN 44 26 — 26
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 376 (261) — (261)
1-day TIIEOIS Monthly 7.67% Monthly N/A 07/30/30 MXN 201 (168) — (168)
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 2,161 (1,720) — (1,720)
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 677 (531) — (531)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly N/A 09/17/30 CNY 90 (7) — (7)
6-mo. PRIBOR Semi-Annual 3.39% Annual N/A 09/17/30 CZK 358 (378) — (378)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 855 (881) — (881)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 748 (535) — (535)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 09/17/30 CZK 240 (138) — (138)
6-mo. PRIBOR Semi-Annual 3.64% Annual N/A 09/17/30 CZK 719 (378) — (378)
6-mo. PRIBOR Semi-Annual 3.81% Annual N/A 09/17/30 CZK 478 (73) — (73)
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 109 145 — 145
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 97 118 — 118
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 2,905 (132) — (132)
6-mo. BUBOR Semi-Annual 6.16% Annual N/A 09/17/30 HUF 1,217 (25) — (25)
6-mo. BUBOR Semi-Annual 6.21% Annual N/A 09/17/30 HUF 599 (8) — (8)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. BUBOR Semi-Annual 6.22% Annual N/A 09/17/30 HUF 1,511 $ (19) $ — $ (19)
6-mo. BUBOR Semi-Annual 6.27% Annual N/A 09/17/30 HUF 1,191 (7) — (7)
7.49% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 1,210 321 — 321
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 1,078 33 — 33
7.63% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 572 (23) — (23)
7.37% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 282 155 27 128
7.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 560 499 — 499
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 2,309 (2,044) — (2,044)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 114 581 — 581
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 114 602 — 602
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 113 596 — 596
1-day
BZDIOVER At Termination 13.06% At Termination N/A 01/02/31 BRL 118 (605) — (605)
1-day
BZDIOVER At Termination 13.18% At Termination N/A 01/02/31 BRL 219 (896) — (896)
1-day TIIEOIS Monthly 7.53% Monthly N/A 01/03/31 MXN 99 (127) — (127)
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly N/A 03/18/31 CNY 45 15 — 15
6-mo. PRIBOR Semi-Annual 3.74% Annual N/A 03/18/31 CZK 374 (502) — (502)
6-mo. PRIBOR Semi-Annual 3.97% Annual N/A 03/18/31 CZK 908 (775) — (775)
6-mo. BUBOR Semi-Annual 5.98% Annual N/A 03/18/31 HUF 619 (88) — (88)
6.75% Quarterly 3-mo. JIBAR Quarterly N/A 03/18/31 ZAR 631 1,441 — 1,441
6.69% Quarterly 3-mo. JIBAR Quarterly N/A 03/18/31 ZAR 269 658 — 658
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 237 399 — 399
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 237 382 — 382
1-day TIIEOIS Monthly 8.05% Monthly N/A 03/21/31 MXN 1,030 (170) — (170)
1-day TIIEOIS Monthly 8.09% Monthly N/A 03/24/31 MXN 926 (64) — (64)
1-day TIIEOIS Monthly 8.17% Monthly 04/06/26
(a)
03/31/31 MXN 210 — — —
1-day SOFR Annual 3.86% Annual N/A 04/01/31 USD 400 3,116 — 3,116
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 4,452 (1,007) — (1,007)
1-day MIBOR Semi-Annual 6.51% Semi-Annual 06/17/26
(a)
06/17/31 INR 10,443 (1,518) — (1,518)
4.40% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 238 604 — 604
4.12% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 237 1,382 — 1,382
1-day MIBOR Semi-Annual 6.44% Semi-Annual N/A 09/18/34 INR 2,963 (928) — (928)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 343 (2,861) — (2,861)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 122 (230) — (230)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 122 238 84 154
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 1,057 (756) — (756)
1-day TIIEOIS Monthly 8.00% Monthly N/A 12/28/35 MXN 57 (100) — (100)
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 8,868 (1,729) — (1,729)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 8,878 (1,549) — (1,549)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 8,936 (1,485) — (1,485)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 8,862 (821) — (821)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 10,445 (499) — (499)
$ (133,081) $ 119 $ (133,200)
(a)
Forward swap.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 51 $ 1,944 $ 1,034 $ 910
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 49 1,867 1,325 542
$ 3,811 $ 2,359 $ 1,452
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 16,818 $ 113 $ — $ 113
8.40% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 7,045 41 — 41
8.61% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 14,916 79 — 79
8.64% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 6,898 36 — 36
8.69% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 3,471 18 — 18
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 16,818 96 — 96
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 118,922 (1,419) — (1,419)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 118,051 (1,378) — (1,378)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 234,375 (2,565) — (2,565)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 119,115 1,019 — 1,019
1-day IBR Quarterly 10.78% Quarterly
Goldman Sachs
International N/A 03/18/28 COP 25,606 (162) — (162)
1-day
BZDIOVER At Termination 12.44% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 785 (8,902) — (8,902)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 279 (1,797) — (1,797)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA N/A 01/02/29 BRL 325 (1,973) — (1,973)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 500 (3,035) — (3,035)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 1,306 (6,923) — (6,923)
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc N/A 01/02/29 BRL 31 (125) — (125)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 70 (300) — (300)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 61 (215) — (215)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 193 (753) — (753)
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA N/A 01/02/29 BRL 133 (445) — (445)
1-day
BZDIOVER At Termination 13.43% At Termination Barclays Bank plc N/A 01/02/29 BRL 29 (101) — (101)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 70 105 — 105
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 65,963 1,296 — 1,296

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 65,769 $ 1,260 $ — $ 1,260
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 128,979 2,345 — 2,345
10.60% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 03/18/30 COP 14,163 135 — 135
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA 06/17/26
(a)
06/17/36 CLP 17,415 (165) — (165)
$ (23,715) $ — $ (23,715)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly Bank of America NA 06/20/26 USD 468 $ 543 $ 171 $ 372
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Bank of America NA 06/22/26 USD 449 (1,838) (3,379) 1,541
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 06/22/26 USD 410 (2,105) (3,086) 981
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 1,463 (5,244) (11,124) 5,880
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/22/26 USD 302 (1,275) (2,274) 999
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
Goldman Sachs
International 06/22/26 USD 229 536 (1,683) 2,219
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 469 (1,652) (3,609) 1,957
iBoxx USD Liquid
Investment Grade
Total Return Index . At Termination 1-day SOFR Quarterly
JPMorgan Chase Bank
NA 06/22/26 USD 410 (962) 3,019 (3,981)
$ (11,997) $ (21,965) $ 9,968
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day IBR ........................................... Colombian Reference Banking Indicator 9 .64
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .98
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .94
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .49

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75%
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3 .37
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .75
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .48
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .62
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .79
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 80,724 $ (15,263) $ 38,706 $ (189,449) $ —
OTC Swaps ..................................................... 5,549 (25,155) 21,944 (34,239) —
Options Written ................................................... N/A N/A 8,094 (34,162) (92,027)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 86,626 $ — $ 86,626
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 262,742 — — 262,742
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 1,882 890 — 2,772
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,770 — — 35,936 — 38,706
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 3,811 — — 23,682 — 27,493
$ — $ 6,581 $ — $ 264,624 $ 147,134 $ — $ 418,339
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 179,084 $ — $ 179,084
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 193,964 — — 193,964
Options written
(b)
Options written at value ..................... — 7,106 — 30,998 53,923 — 92,027
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 20,313 — — 169,136 — 189,449
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 59,394 — 59,394
$ — $ 27,419 $ — $ 224,962 $ 461,537 $ — $ 713,918
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (127,460) $ — $ (127,460)
Forward foreign currency exchange contracts .... — — — 556,765 — — 556,765
Options purchased
(a)
..................... — — — — (7,748) — (7,748)
Options written ........................ — — — 2,780 34,592 — 37,372
Swaps .............................. — 75,731 (9,733) — (85,479) — (19,481)
$ — $ 75,731 $ (9,733) $ 559,545 $ (186,095) $ — $ 439,448
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (114,395) $ — $ (114,395)
Forward foreign currency exchange contracts .... — — — 8,991 — — 8,991
Options purchased
(b)
..................... — — — 317 4,556 — 4,873
Options written ........................ — (1,024) — (3,788) (30,304) — (35,116)
Swaps .............................. — (53,376) — — (16,341) — (69,717)
$ — $ (54,400) $ — $ 5,520 $ (156,484) $ — $ (205,364)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 30,635,954
Average notional value of contracts — short ................................................................................. 4,885,262
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 28,812,621
Average amounts sold — in USD ........................................................................................ 6,503,488
Options
Average value of option contracts purchased ................................................................................ 941
Average value of option contracts written ................................................................................... 15,519
Average notional value of swaption contracts purchased ......................................................................... 3,250,747
Average notional value of swaption contracts written ........................................................................... 17,346,877
Credit default swaps
Average notional value — buy protection ................................................................................... 84,146
Average notional value — sell protection ................................................................................... 1,143,156
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 21,225,251
Average notional value — receives fixed rate ................................................................................ 19,770,178
Total return swaps
Average notional value ............................................................................................... 2,479,700
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 18,282 $ 11,536
Forward f oreign currency exchange contracts ................................................................. 262,742 193,964
Options
(a) (b)
........................................................................................ 2,772 92,027
Swaps — centrally cleared .............................................................................. 12,809 —
Swaps — OTC
(c)
..................................................................................... 27,493 59,394
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 324,098 $ 356,921
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(31,091) (11,536)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 293,007 $ 345,385
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA ............................... $ 3,525 $ (3,525) $ — $ — $ —
Barclays Bank plc ................................ 5,496 (5,496) — — —
BNP Paribas SA ................................. 6,456 (6,456) — — —
Citibank NA ..................................... 26,572 (22,007) — — 4,565
Deutsche Bank AG ................................ 2,510 (2,510) — — —
Goldman Sachs International ......................... 7,052 (7,052) — — —
HSBC Bank plc .................................. 129,416 (13,692) — — 115,724
JPMorgan Chase Bank NA .......................... 72,890 (57,507) — — 15,383
Morgan Stanley & Co. International plc .................. 22,001 (22,001) — — —
Standard Chartered Bank ........................... 14,636 (437) — — 14,199
UBS AG ....................................... 2,453 (351) — — 2,102
$ 293,007 $ (141,034) $ — $ — $ 151,973
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA ............................... $ 27,806 $ (3,525) $ — $ — $ 24,281
Barclays Bank plc ................................ 122,078 (5,496) — — 116,582
BNP Paribas SA ................................. 11,989 (6,456) — — 5,533
Citibank NA ..................................... 22,007 (22,007) — — —
Deutsche Bank AG ................................ 19,950 (2,510) — — 17,440
Goldman Sachs International ......................... 27,000 (7,052) — — 19,948
HSBC Bank plc .................................. 13,692 (13,692) — — —
JPMorgan Chase Bank NA .......................... 57,507 (57,507) — — —
Morgan Stanley & Co. International plc .................. 42,568 (22,001) — — 20,567
Standard Chartered Bank ........................... 437 (437) — — —
UBS AG ....................................... 351 (351) — — —
$ 345,385 $ (141,034) $ — $ — $ 204,351
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 12,379,531 $ — $ 12,379,531
Common Stocks ......................................... — — 12,149 12,149
Corporate Bonds
Australia ............................................. — 101,277 — 101,277
Belgium ............................................. — 196,264 — 196,264
Brazil ............................................... — 223,183 — 223,183
Canada ............................................. — 594,787 — 594,787

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BATS: High Income Taxable Series
Schedule of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Czech Republic ........................................ $ — $ 329,657 $ — $ 329,657
Denmark ............................................. — 107,496 — 107,496
Finland .............................................. — 337,628 — 337,628
France .............................................. — 2,479,426 — 2,479,426
Germany ............................................ — 1,881,527 — 1,881,527
Greece .............................................. — 235,120 — 235,120
Ireland .............................................. — 443,529 — 443,529
Israel ............................................... — 173,692 — 173,692
Italy ................................................ — 1,341,420 — 1,341,420
Japan ............................................... — 343,109 — 343,109
Jersey, Channel Islands ................................... — 101,573 — 101,573
Jordan .............................................. — 198,938 — 198,938
Luxembourg .......................................... — 1,434,239 — 1,434,239
Netherlands ........................................... — 1,473,857 — 1,473,857
South Korea .......................................... — 206,124 — 206,124
Spain ............................................... — 456,972 — 456,972
Switzerland ........................................... — 176,964 — 176,964
United Kingdom ........................................ — 3,798,603 — 3,798,603
United States .......................................... — 14,297,648 248,716 14,546,364
Uzbekistan ........................................... — 203,440 — 203,440
Foreign Agency Obligations ................................. — 897,686 — 897,686
Foreign Government Obligations .............................. — 7,162,839 — 7,162,839
Non-Agency Mortgage-Backed Securities ........................ — 16,363,958 — 16,363,958
Preferred Securities ....................................... — 3,330,633 — 3,330,633
U.S. Government Sponsored Agency Securities .................... — 17,962,778 — 17,962,778
Short-Term Securities
Foreign Government Obligations .............................. — 329,815 — 329,815
Money Market Funds ...................................... 18,192,613 — — 18,192,613
Options Purchased
Foreign currency exchange contracts ........................... — 1,882 — 1,882
Interest rate contracts ...................................... — 890 — 890
Liabilities
Investments
TBA Sale Commitments .................................... — (2,704,746) — (2,704,746)
$ 18,192,613 $ 86,861,739 $ 260,865 $ 105,315,217
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 4,222 $ — $ 4,222
Foreign currency exchange contracts ............................ — 262,742 — 262,742
Interest rate contracts ....................................... 86,626 56,428 — 143,054
Liabilities
Credit contracts ........................................... — (27,419) — (27,419)
Foreign currency exchange contracts ............................ — (224,962) — (224,962)
Interest rate contracts ....................................... (179,084) (257,298) — (436,382)
$ (92,458) $ (186,287) $ — $ (278,745)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
March 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BATS: High
Income Taxable
Series
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 108,019,963
Cash pledged: –
Futures contracts .................................................................................................... 201,000
Centrally cleared swaps ................................................................................................ 161,000
Foreign currency, at value
(b)
............................................................................................... 1,509,035
Receivables: –
Options written ...................................................................................................... 7,842
Swaps .......................................................................................................... 11
TBA sale commitments ................................................................................................ 2,701,454
Capital shares sold ................................................................................................... 299,998
Interest — unaffiliated ................................................................................................. 900,232
From the Manager ................................................................................................... 3,832
Variation margin on futures contracts ....................................................................................... 18,282
Variation margin on centrally cleared swaps .................................................................................. 12,809
Swap premiums paid ................................................................................................... 5,549
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 262,742
OTC swaps ........................................................................................................ 21,944
Prepaid e xpenses ..................................................................................................... 241
Total a ssets .........................................................................................................
114,125,934
LIABILITIES
Bank overdraft ........................................................................................................ 19,311
Options written, at value
(c)
................................................................................................ 92,027
TBA sale commitments, at value
(d)
.......................................................................................... 2,704,746
Payables: –
Investments purchased ................................................................................................ 15,969,194
Deferred foreign capital gain tax .......................................................................................... 9
Income dividend distributions ............................................................................................ 432,813
Professional fees .................................................................................................... 55,031
Variation margin on futures contracts ....................................................................................... 11,536
Swap premiums received ................................................................................................ 25,155
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 193,964
OTC swaps ........................................................................................................ 34,239
Total li abilities ........................................................................................................
19,538,025
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 94,587,909
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 96,616,568
Accumulated loss ..................................................................................................... (2,028,659)
NET ASSETS ........................................................................................................
$ 94,587,909
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 108,770,955
(b)
  Foreign currency, at cost ....................................................................................... $ 1,510,275
(c)
  Premiums received ........................................................................................... $ 65,959
(d)
  Proceeds received from TBA sale commitments ......................................................................... $ 2,701,454
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
March 31, 2026

Statement of Assets and Liabilities
See notes to financial statements.
BATS: High
Income Taxable
Series
NET ASSET VALUE
Net assets .........................................................................................................
$ 94,587,909
Shares outstanding ...................................................................................................
9,647,696
Net asset value .....................................................................................................
$ 9.80
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)
Six Months Ended March 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BATS: High
Income Taxable
Series
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 2,296,465
Payment-in-kind interest — unaffiliated ..................................................................................... 10,843
Foreign taxes withheld ................................................................................................ (2,625)
Total investment income .................................................................................................
2,304,683
EXPENSES
Professional ....................................................................................................... 20,785
Administration ..................................................................................................... 20,371
Trustees and Officer .................................................................................................. 1,121
Total expenses .......................................................................................................
42,277
Less: –
Administration fees waived ............................................................................................. (20,371)
Fees waived and/or reimbursed by the Manager ............................................................................... (21,906)
Total expenses after fees waived and/or reimbursed ..............................................................................
—
Net investment income ..................................................................................................
2,304,683
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,910,620)
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 426,700
Forward foreign currency exchange contracts ............................................................................... 556,765
Foreign currency transactions ......................................................................................... (11,388)
Futures contracts .................................................................................................. (127,460)
Options written ................................................................................................... 37,372
Swaps ......................................................................................................... (19,481)
A
862,508
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... (2,549,495)
Forward foreign currency exchange contracts ............................................................................... 8,991
Foreign currency translations .......................................................................................... (13,394)
Futures contracts .................................................................................................. (114,395)
Options written ................................................................................................... (35,116)
Swaps ......................................................................................................... (69,717)
A
(2,773,126)
Net realized and unrealized loss ............................................................................................
(1,910,618)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 394,065
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ..............................................................
$ (682)
(b)
  Net of reduction in deferred foreign capital gain tax of ..........................................................................
$ 364

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BATS: High Income Taxable Series
Six Months Ended
03/31/26 (unaudited)
Year Ended
09/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,304,683  $ 4,072,055
Net realized gain (loss) .............................................................................. 862,508  (985,320)
Net change in unrealized appreciation (depreciation) .......................................................... (2,773,126) 1,142,130
Net increase in net assets resulting from operations ............................................................. 394,065  4,228,865
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (2,806,013) (4,710,726)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 21,981,743  19,578,602
NET ASSETS
Total increase in net assets ............................................................................. 19,569,795  19,096,741
Beginning of period .................................................................................. 75,018,114  55,921,373
End of period ......................................................................................
$ 94,587,909  $ 75,018,114
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.18% and 0.00%, respectively.
(i)
Rounds to less than 0.01%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BATS: High Income Taxable Series
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Period from
03/06/24
(a)
to 09/30/24
Net asset value, beginning of period .........................................................
$ 10.07  $ 10.16  $ 10.00
Net investment income
(b)
.................................................................
0 .28  0 .58  0 .35
Net realized and unrealized gain (loss) ........................................................
(0.20) 0.00  0.17
Net increase from investment operations ........................................................ 0.08  0.58  0.52
Distributions
(c)
– – –
From net investment income ..............................................................
( 0 .35 ) ( 0 .62 ) ( 0 .36 )
From net realized gain ...................................................................
—  ( 0 .05 ) —
Total distributions ....................................................................... (0.35) (0.67) (0.36)
Net asset value, end of period .............................................................. $ 9.80  $ 10.07  $ 10.16
Total Return
(d)
Based on net asset value .................................................................. 0.76%
(e)
5.99% 5.28%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................................................
0.10%
(g)
0.11% 0.12%
(g) (h)
Total expenses after fees waived and/or reimbursed ................................................
0.00%
(g)
0.00%
(i)
0.00%
(g) (h)
Net investment income ....................................................................
5.66%
(g)
5.77% 6.09%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 94,588  $ 75,018  $ 55,921
Portfolio turnover rate
(j)
.................................................................... 192% 292% 137%
Six Months
Ended
03/31/26
(unaudited)
Year Ended
09/30/25
Period from
03/06/24
to 09/30/24
Portfolio turnover rate (excluding MDRs) ..................................................................
108% 193% 85%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BATS: High Income Taxable Series (the “Fund”) is a series of the Trust. The Fund is classified as a non-diversified fund under the 1940 Act.
Shares of the Fund are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”) or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed
(the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager receives no advisory fee from the Fund under the
Investment Advisory Agreement.
With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the
Manager.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate of 0.05%.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date.
Although the Fund does not compensate the Manager directly for its services under the Investment Advisory Agreement, because the Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager's affiliates to manage their accounts. The Manager waived fees for the Fund which are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For
the six months ended March 31, 2026, the amount waived was $21,906.
The Manager contractually agreed to reimburse, or provide offsetting credits to, the Fund for the fees and expenses of the trustees who are not “affiliated persons” (as defined in the Investment Company Act) of BlackRock, counsel to the Independent Trustees and the independent registered public accounting firm that provides audit services in connection with the Fund (collectively referred to as the “Independent Expenses”) are paid directly by the Fund through June 30, 2035. On July 1 of each year, the reimbursement agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.
The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the six months ended March 31,
2026, the amount was $20,371.
The Manager contractually agreed to waive its administration fee through June 30, 2035. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2026, purchases and sales related to mortgage dollar rolls were $70,763,248 and $70,802,019, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
As of September 30, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $245,884.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BATS: High Income Taxable Series .......................................... $ 129,013,696 $ 125,887,376 $ 39,472,359 $ 36,677,455
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BATS: High Income Taxable Series ..................................... $ 108,822,892 $ 1,202,647 $ (2,221,654) $ (1,019,007)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
As of March 31, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 5,000,000 shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
03/31/26
Year Ended
09/30/25
Fund Name/Share Class
Shares Amount Shares Amount
BATS: High Income Taxable Series
Shares sold ..........................................
2,376,245 $ 23,761,641 2,524,361 $ 25,279,083
Shares redeemed ......................................
(179,570) (1,779,898) (577,271) (5,700,481)
2,196,675 $ 21,981,743 1,947,090 $ 19,578,602

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
KLIBOR Kuala Lumpur Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: May 22, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: May 22, 2026